----------------------------------------------------------------        ========================================================
                                                                        THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
       INTERESTS IN INDIVIDUAL FLEXIBLE PREMIUM DEFERRED                APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED
                  VARIABLE ANNUITY CONTRACTS                            UPON THE ADEQUACY OF THIS PROSPECTUS.  ANY
                           Issued by                                    REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
          NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A                    ========================================================
                              and
        NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
                                                                                              PROSPECTUS
       SERVICE CENTER            MAIN ADMINISTRATIVE OFFICES                                  May 1, 2004
   300 CONTINENTAL DRIVE           1000 CHESTERBROOK BLVD.
   NEWARK, DELAWARE 19713           BERWYN, PENNSYLVANIA
                                            19312

                     PHONE: 1-800-688-5177
----------------------------------------------------------------

This prospectus describes an individual flexible premium deferred variable annuity contract ("Contract") issued by Nationwide Life and Annuity Company of America. This prospectus provides information that a prospective owner should know before investing in the Contract.

You can allocate your Contract's values to:

o Nationwide Provident VA Separate Account A (the "Variable Account"), which invests in the portfolios listed on this page; or

o    the Guaranteed Account, which credits a specified rate of interest.

A prospectus for each of the portfolios available through the Variable Account (the "Portfolios") must accompany this prospectus. Please read these documents before investing and save them for future reference.

To learn more about the Contract, you should read the Statement of Additional Information ("SAI") dated May 1, 2004. For a free copy of the SAI, please call or write to us at our Service Center.

The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents for the SAI appears on page 30 of this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information.

PLEASE NOTE THAT THE CONTRACT AND THE PORTFOLIOS:
o    ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS;
o    ARE NOT FEDERALLY INSURED;
o    ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY; AND
o    ARE SUBJECT TO RISKS, INCLUDING LOSS OF THE AMOUNT INVESTED.

It may not be advantageous to replace existing insurance with the Contract, or to finance the purchase of the Contract through a loan or through withdrawals from another contract.

The following Portfolios are available:

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES DREYFUS VARIABLE INVESTMENT FUND
o    Growth and Income Portfolio: Initial Shares
FEDERATED INSURANCE SERIES
o    Federated Fund for U.S. Government Securities II
o    Federated Capital Income Fund II
FIDELITY VARIABLE INSURANCE PRODUCTS ("VIP") FUND
o    VIP Equity-Income Portfolio: Initial Class
o    VIP Growth Portfolio: Initial Class
o    VIP High Income Portfolio: Initial Class*
FIDELITY VIP FUND II
o    VIP II Asset Manager Portfolio: Initial Class
o    VIP II Contrafund(R)Portfolio: Initial Class
GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o    Comstock GVIT Value Fund: Class IV*
o    Dreyfus GVIT International Value Fund: Class III+
o    Gartmore GVIT Government Bond Fund: Class IV
o    Gartmore GVIT Growth Fund: Class IV
o    Gartmore GVIT Mid Cap Growth Fund: Class IV
o    Gartmore GVIT Money Market Fund: Class IV
o    Gartmore GVIT Nationwide(R)Fund: Class IV
o    GVIT Equity 500 Index Fund: Class IV
o    GVIT Small Cap Value Fund: Class IV
o    GVIT Small Company Fund: Class IV
o    J.P. Morgan GVIT Balanced Fund: Class IV
PIMCO ADVISORS VIT
o    OpCap Equity Portfolio
o    OpCap Managed Portfolio
o    OpCap Small Cap Portfolio
SCUDDER VARIABLE SERIES I
o    Bond Portfolio: Class A
o    Growth and Income Portfolio: Class A
STRONG VARIABLE INSURANCE FUNDS, INC.
o    Strong Mid Cap Growth Fund II: Investor Class
VAN ECK WORLDWIDE INSURANCE TRUST
o    Worldwide Bond Fund: Class R+
o    Worldwide Emerging Markets Fund: Class R+
o    Worldwide Hard Assets Fund: Class R+
o    Worldwide Real Estate Fund: Class R+

THE FOLLOWING PORTFOLIO IS NOT AVAILABLE FOR POLICIES ISSUED BEFORE MAY 1, 2004:

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS

EFFECTIVE MAY 1, 2004, THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO RECEIVE TRANSFERS OR NEW PREMIUM:

GVIT
o    Dreyfus GVIT International Value Fund: Class IV
SCUDDER VARIABLE SERIES I
o        International Portfolio: Class A
VAN ECK WORLDWIDE INSURANCE TRUST
o    Worldwide Bond Fund: Initial Class
o    Worldwide Emerging Markets Fund: Initial Class
o    Worldwide Hard Assets Fund: Initial Class
o    Worldwide Real Estate Fund: Initial Class

*This Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.

+These Portfolios assess a short-term trading fee (see "Short-Term Trading
Fees").

TABLE OF CONTENTS

GLOSSARY.....................................................4
TABLE OF EXPENSES............................................6
CONTRACT SUMMARY.............................................7
     The Contract
     Charges and Deductions
     Annuity Provisions
     Federal Tax Status
     Variable Account Financial Highlights
NLACA, THE VARIABLE ACCOUNT AND THE PORTFOLIOS..............10
     Nationwide Life and Annuity Company
         of America (NLACA)
     Nationwide Provident VA Separate Account A (Variable Account)
     The Funds
     Resolving Material Conflicts
     Addition, Deletion, or Substitution of Investments
DESCRIPTION OF ANNUITY CONTRACT.............................12
     Purchasing a Contract
     Cancellation (Free Look) Period
     Premiums
     Allocation of Net Premiums
     Variable Account Value
     Transfer Privilege
     Disruptive Trading
     Dollar Cost Averaging
     Earnings Sweep Program
     Withdrawals and Surrender
     Death Benefit Before or After Maturity Date
     Proceeds on Maturity Date
     Telephone, Fax, or E-mail Requests
     Delays in Payments
     Modification
     Reports to Contract Owners
     Contract Inquiries
THE GUARANTEED ACCOUNT......................................20
     Minimum Guaranteed and Current Interest Rates
     Calculation of Guaranteed Value
     Transfers from Guaranteed Account
     Payment Deferral
CHARGES AND DEDUCTIONS......................................21
     Surrender Charge (Contingent Deferred Sales Charge)
     Administrative Charges
     Mortality and Expense Risk Charge
     Short-Term Trading Fees
     Investment Advisory Fees and Other Expenses of the Portfolios
     Premium Taxes
     Other Taxes
     Charge Discounts for Sales to Certain Contracts

PAYMENT OPTIONS.............................................24
     Election of Payment Options
     Description of Payment Options
YIELDS AND TOTAL RETURNS....................................24
     Money Market Yields
     Historical Performance of the Subaccounts
FEDERAL TAX STATUS..........................................25
     Introduction
     Tax Status of the Contracts
     Taxation of Annuities - In General
     Taxation of Non-Qualified Contracts
     Taxation of Qualified Contracts
     Foreign Tax Credits
     Withholding
     Possible Changes in Taxation
     Other Tax Consequences
DISTRIBUTION OF CONTRACTS...................................28
     The Contract in General
LEGAL PROCEEDINGS...........................................29
VOTING PORTFOLIO SHARES.....................................30
FINANCIAL STATEMENTS........................................30
STATEMENT OF ADDITIONAL INFORMATION TABLE OF
     CONTENTS...............................................30
APPENDIX A: PORTFOLIO INFORMATION...........................31
APPENDIX B: FINANCIAL HIGHLIGHTS............................35

                                    GLOSSARY

ACCUMULATION UNIT
A unit of measure used to calculate Subaccount Value.

ANNUITANT
The person whose life determines the annuity payments payable under the Contract and whose death determines the death benefit.

APPLICATION
The application you must complete to purchase a Contract plus all forms required by us or applicable law.

BENEFICIARY
The person to whom we pay the death benefit upon the death of the Owner or the Annuitant. If the Contract has joint Owners, then the surviving joint Owner is the Beneficiary.

CANCELLATION (FREE LOOK) PERIOD
The period described in this prospectus during which the Owner may return this Contract for a refund.

CODE
The Internal Revenue Code of 1986, as amended.

CONTRACT
The individual flexible premium deferred variable annuity contract issued by us and offered in this prospectus.

CONTRACT ACCOUNT VALUE
The sum of the Variable Account Value and the Guaranteed Account Value.

CONTRACT ANNIVERSARY
The same date in each Contract Year as the Contract Date.

CONTRACT DATE
The date as of which we issue the Contract and upon which the Contract becomes effective. The Contract Date is used to determine Contract Years and Contract Anniversaries.

CONTRACT YEAR
A twelve-month period beginning on the Contract Date or on a Contract
Anniversary.

FUND
Any mutual fund in which a Subaccount invests.

GENERAL ACCOUNT
The assets that belong to us other than those assets allocated to the Variable Account or any of our other separate accounts.

GUARANTEED ACCOUNT
An account that is part of our General Account and is not part of, or dependent upon, the investment performance of the Variable Account.

GUARANTEED ACCOUNT VALUE
The Net Premiums allocated and amounts transferred to the Guaranteed Account, plus interest credited to the Guaranteed Account, minus amounts deducted, transferred, or withdrawn from the Guaranteed Account.



MATURITY DATE
The date as of which the Contract Account Value is applied to a Payment Option (or, if you elect to receive a lump sum, the date as of which you will receive the Surrender Value). The latest possible Maturity Date is normally the later of the Contract Anniversary nearest the Annuitant's age 85, or 10 years after the Contract Date. Notwithstanding the Maturity Date, Qualified Contracts may require that distributions begin at an earlier date.

MONEY MARKET SUBACCOUNT
The Subaccount that holds shares of the Gartmore GVIT Money Market Fund of Gartmore Variable Insurance Trust.

NET ASSET VALUE PER SHARE
The value per share of any Portfolio on any Valuation Day. The method of computing the Net Asset Value Per Share is described in the prospectus for a Portfolio.

NET PREMIUM
The premium you pay less any premium tax deducted from the premium.

NON-QUALIFIED CONTRACT
A Contract that is not a Qualified Contract.

NOTICE
A request or notice in writing or otherwise in a form satisfactory to us that is signed by you and received at our Service Center. You may obtain the necessary form by calling us at (800) 688-5177.

OWNER (YOU, YOUR)
The person who owns the Contract. The Owner is entitled to exercise all rights and privileges provided in the Contract. Provisions relating to action by the Owner mean, in the case of joint Owners, both Owners acting jointly. Joint Owners must be spouses.

PAYEE
The person entitled to receive annuity payments under the Contract. The designation of a Payee other than the Annuitant requires our consent.

PAYMENT OPTION
One of the annuity payment options available under the Contract.

PORTFOLIO
An investment portfolio of a Fund.

NLACA (WE, OUR, US)
Nationwide Life and Annuity Company of America.

QUALIFIED CONTRACT
A Contract issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

RIDER
An amendment, addition, or endorsement to the Contract that changes the terms of the Contract by: (1) expanding Contract benefits; (2) restricting Contract benefits; or (3) excluding certain conditions from the Contract's coverage. A Rider that is added to the Contract becomes part of the Contract.

SEC
The U.S. Securities and Exchange Commission.

SERVICE CENTER
Our technology and service office at 300 Continental Drive, Newark, Delaware 19713.

SUBACCOUNT
A subdivision of the Variable Account.

SUBACCOUNT VALUE
Before the Maturity Date, the amount equal to that part of any Net Premium allocated to a Subaccount plus any amounts transferred to that Subaccount as adjusted by any interest income, dividends, net capital gains or losses, realized or unrealized, and decreased by withdrawals (including any applicable Surrender Charges and premium tax charges), other charges and any amounts transferred out of that Subaccount.

SURRENDER CHARGE
A charge that we deduct if a withdrawal or surrender occurs during the first six Contract Years. This charge is sometimes called a "contingent deferred sales charge."

SURRENDER VALUE
The Contract Account Value less: (1) any applicable Surrender Charge, (2) premium tax charges not previously deducted, and (3) the annual administration fee, if applicable.

TRANSFER PROCESSING FEE
The fee we charge for additional Subaccount amounts transferred after the twelfth transfer of Subaccount amounts within one Contract Year.

VALUATION DAY
For each Subaccount, each day that the New York Stock Exchange is open for business and on days when trading of shares within a Subaccount is sufficient to materially affect the value of the Subaccount. As of the date of this prospectus, we are open whenever the New York Stock Exchange is open, other than the Fridays following Thanksgiving and Christmas.

VALUATION PERIOD
The period beginning at the close of business on one Valuation Day (usually 4:00 p.m. Eastern time) and continuing to the close of business on the next Valuation Day.

VARIABLE ACCOUNT
Nationwide Provident VA Separate Account A.

VARIABLE ACCOUNT VALUE
The sum of all Subaccount Values.

                                TABLE OF EXPENSES

The following tables describe the fees and expenses that an Owner will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that an Owner will pay at the time that he or she buys the Contract, takes a withdrawal, surrenders the Contract, or transfers the Contract Account Value among the Subaccounts and/or the Guaranteed Account. State premium taxes may also be deducted.

Sales Load Imposed on Premiums...............................    None

Maximum Contingent Deferred Sales Charge (as a percentage of
     amount surrendered or withdrawn)........................    6%

Transfer Processing Fee......................................    $25 for each transfer after the first twelve transfers each
                                                                 Contract Year

Maximum Short-Term Trading Fee (as a percentage of transfer
     amount).................................................    1%

The next table describes the fees and expenses that an Owner will pay periodically during the time that he or she owns the Contract, not including
Portfolio fees and expenses.

ANNUAL ADMINISTRATION FEE....................................    $30 per Contract Year

VARIABLE ACCOUNT ANNUAL EXPENSES
     (as a percentage of Variable Account Value)

     Mortality and Expense Risk Charges......................    1.25%

     Account Fees and Expenses...............................    0.15%

         Total Variable Account Annual Expenses..............    1.40%

The following table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by any of the Portfolios for the fiscal year ended December 31, 2003. Expenses of the Portfolios may be higher or lower in the future. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

----------------------------------------------------------------------------------------------- -------------- --- --------------
                                                                                                   MINIMUM            MAXIMUM
----------------------------------------------------------------------------------------------- -------------- --- --------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                                           0.47%      -       1.49%
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average Portfolio assets)
----------------------------------------------------------------------------------------------- -------------- --- --------------

The minimum and maximum Portfolio operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Portfolios. Therefore, actual expenses could be lower. Refer to the Portfolio prospectuses for specific expense information.

The following Portfolios assess a Short-Term Trading Fee in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to that Subaccount (see "Short-Term Trading Fees"):

o GVIT - Dreyfus GVIT International Value Fund: Class III
o Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R
o Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
o Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
o Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Class R

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The Example assumes:

o    a $10,000 investment in the Contract for the time periods indicated;

o    that your investment has a 5% return each year;

o    the maximum fees and expenses of any of the Portfolios;

o    that a Surrender Charge is assessed (if applicable);

o    that no transfer charges or premium taxes have been assessed; and

o that the $30 Annual Administration Fee is translated into an assumed 0.30% charge based on an estimated average Contract Account Value per Contract of $10,000.

Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract           If you do not          If you annuitize your contract
                                      at the end of the applicable              surrender             at the end of the applicable
                                               time period                    your contract                   time period
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio         945    1,400  1,927   3,610    335    1,022   1,731   3,610     *    1,022   1,731   3,610
Operating Expenses (1.49%)
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio         844    1,094  1,409   2,579    228     702    1,203   2,579     *     702    1,203   2,579
Operating Expenses (0.47%)
------------------------------------------------------------------------------------------------------------------------------------

The Examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be more or less than the assumed amount.

                                CONTRACT SUMMARY

THIS SECTION IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING A CONTRACT. WE DISCUSS EACH OF THESE TOPICS IN GREATER DETAIL LATER IN THIS PROSPECTUS.

                                  THE CONTRACT

o PURCHASING A CONTRACT. The Contract is an individual flexible premium deferred variable annuity. The Contract allows you to invest on a tax-deferred basis for your retirement or other long-term purposes. We may sell Contracts in connection with retirement plans which qualify for special tax treatment (Qualified Contracts), as well as Contracts which do not qualify for special tax treatment (Non-Qualified Contracts).

To purchase a Contract, you must submit an Application and pay the minimum initial premium. We do not begin to make annuity payments until the Maturity Date or the date that you surrender the Contract. For more information about how to purchase a Contract, see "Description of an Annuity Contract - Purchasing a Contract."

The Contract is not designed for and does not support active trading strategies. In order to protect investors in the Contract that do not utilize such strategies, we may initiate certain exchange offers intended to provide Owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If the Contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged Contract. Furthermore, no Contingent Deferred Sales Charge will be assessed on the exchanged assets and we will "tack" the Contract's Contingent Deferred Sales Charge schedule onto the new contract. This means that the Contingent Deferred Sales Charge schedule will not start anew on the exchanged assets in the new contract; rather, the Contingent Deferred Sales Charge schedule from the exchanged Contract will be applied to the exchanged assets both in terms of percentages and the number of completed Contract Years. This enables the Owner to exchange into the new contract without having to start a new Contingent Deferred Sales Charge schedule on exchanged assets. However, if subsequent premiums are made to the new contract, they will be subject to any applicable Contingent Deferred Sales Charge schedule that is part of the new contract.

o CANCELLATION (FREE LOOK PERIOD). You have the right to return the Contract within 10 days (or any longer period required by the laws of your state) after you receive it. If you return the Contract within the Cancellation Period, we will return a refund amount to you. In most states, the amount we return is:

>> the amount of premiums you paid (including any Contract fees and charges); minus

>>   any amounts allocated to the Variable Account; plus

>>   the Variable Account Value on the date of termination.

In states where required, we will return the premiums that you paid.

o PREMIUMS. We require a minimum initial premium of $2,000. For Qualified Contracts, as an alternative to the minimum initial premium, you may commit to pay premiums of $100 per month during the first Contract Year. You may pay subsequent premiums at any time. For Non-Qualified Contracts, the minimum subsequent premium is $100. For Qualified Contracts, the minimum subsequent premium is $50. You may also select a planned periodic premium schedule, which specifies each planned premium amount and payment frequency.

o ALLOCATION OF NET PREMIUMS. We will allocate Net Premiums under a Contract as designated by you to one or more of the Subaccounts or to the Guaranteed Account, or to both. (We do not offer the Guaranteed Account in Oregon.) In states where you are guaranteed the return of your premium if you cancel during the Cancellation Period, all Net Premiums allocated to the Variable Account will be initially allocated to the Money Market Subaccount for a 15-day period. At the end of that period, we will allocate the amount in the Money Market Subaccount to your designated Subaccounts.

We invest the assets of each Subaccount solely in a corresponding Portfolio. Your Contract Account Value (except for the Guaranteed Account Value) will vary according to the investment performance of the Portfolios in which your chosen Subaccounts invest. We credit interest to amounts in the Guaranteed Account at a guaranteed minimum rate of 3% per year or, if we choose, at a higher current interest rate.

o TRANSFERS. Before the Maturity Date, you may request a transfer of all or part of the amount in a Subaccount or the Guaranteed Account to another Subaccount or the Guaranteed Account, subject to certain restrictions. Each transfer must be at least $500 or the entire amount in the Subaccount or Guaranteed Account, if less. After twelve transfers during a Contract Year, we deduct a Transfer Processing Fee of $25 for each additional transfer during that Contract Year. We allow only one transfer out of the Guaranteed Account each Contract Year. You must make this transfer within 30 days of the Contract Anniversary. We limit the amount that you can transfer from the Guaranteed Account to 25% or less of the Guaranteed Account Value on the date of the transfer, unless the balance after transfer is less than $500, in which case the entire amount will be transferred. We may restrict the quantity and/or mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Owners.

o WITHDRAWALS. At any time before the earlier of the death of the Annuitant or the Maturity Date, you may withdraw part of the Surrender Value, subject to certain limitations.

o SURRENDER. Upon Notice received at our Service Center on or before the earlier of the death of the Annuitant or the Maturity Date, you may surrender the Contract in full and receive its Surrender Value. This Notice must include the proper form which you may obtain by contacting our Service Center.

o DEATH BENEFIT. If the Annuitant dies before the Maturity Date, we will pay the Beneficiary a death benefit. During the first six Contract Years, the death benefit equals the greater of:

>> premiums paid less any amounts withdrawn (including applicable Surrender Charges); or

>> the Contract Account Value on the date we receive due proof of the Annuitant's death.

After the end of the sixth Contract Year, the death benefit equals the greatest of:

>> the Contract Account Value as of the end of the sixth Contract Year less subsequent amounts withdrawn; or

>> the Contract Account Value on the date we receive due proof of the Annuitant's death; or

>> premiums paid less any amounts withdrawn (including applicable Surrender Charges).

If an Owner dies before the Maturity Date, we must generally distribute the Contract Account Value (or, if the deceased Owner is also the Annuitant, the death benefit) to the Beneficiary within five years after the date of death.

If an Owner dies on or after the Maturity Date, any remaining payments must be distributed at least as rapidly as under the Payment Option in effect on the date of death.

o STEP-UP RIDER. A Step-up Rider provides a guaranteed minimum death benefit at no additional charge if the Annuitant dies before the Maturity Date. The Step-up Rider is automatically included for Contracts issued in states that permit the Rider for those Contracts with an Annuitant who is age 0-70. The guaranteed minimum death benefit initially equals the Contract Account Value as of the sixth Contract Anniversary. We will reset or "step-up" the guaranteed minimum death benefit to the Contract Account Value, if greater, on the next six year Contract Anniversary. This "step-up" continues until the Contract Anniversary on or before the Annuitant's 85th birthday. We will also increase the proceeds upon death by an amount equal to aggregate premiums paid since the last Contract Anniversary. In the event of a withdrawal at any time, we reduce the guaranteed minimum death benefit by the same percentage that the withdrawal reduces the Contract Account Value. At no time will the death benefit proceeds be less than either:

>> the Contract Account Value on the date we receive due proof of the Annuitant's death; or

>> the sum of premiums paid, less any withdrawals (including applicable Surrender Charges).

                             CHARGES AND DEDUCTIONS

$ SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). We do not deduct any charge for sales expenses from premiums. However, if you surrender your Contract or make certain withdrawals before the sixth Contract Anniversary, we will deduct a Surrender Charge from the amount surrendered or withdrawn.

For the first Contract Year, the charge is 6% of the amount withdrawn or surrendered. Thereafter, the Surrender Charge decreases by 1% each subsequent Contract Year. In no event is the total Surrender Charge on any Contract in excess of 8 1/2% of the total premiums received under the Contract.

During each Contract Year after the first Contract Year, you may, subject to certain restrictions, make up to two withdrawals totaling not more than 10% of the Contract Account Value (as of the beginning of a Contract Year) free of the Surrender Charge.

$ ANNUAL ADMINISTRATION FEE. On each Contract Anniversary prior to and including the Maturity Date, we deduct an Annual Administration Fee of $30 from the Contract Account Value. We also deduct this charge on the Maturity Date if it is not a Contract Anniversary and upon surrender if the surrender occurs at any time other than on a Contract Anniversary.

$ ASSET-BASED ADMINISTRATION CHARGE. We deduct a daily administration charge to compensate us for certain expenses we incur in administration of the Contracts. On or prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 0.15%.

$ TRANSFER PROCESSING FEE. The first twelve transfers of amounts in the Subaccounts each Contract Year are free. We assess a $25 transfer charge for each additional transfer during a Contract Year. We do not assess a transfer charge for systematic transfers, including Dollar Cost Averaging, Earnings Sweep Program, or Automatic Asset Rebalancing.

$ MORTALITY AND EXPENSE RISK CHARGE. We deduct a daily Mortality and Expense Risk Charge to compensate us for assuming certain mortality and expense risks. On or prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.70% for mortality risk and 0.55% for expense risks).

$ SHORT-TERM TRADING FEES. We may deduct a 1% Short-Term Trading Fee from transfers from a Subaccount that occur within 60 days after allocation to that Subaccount.

$ INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE PORTFOLIOS. The investment experience of each Subaccount reflects the investment experience of the shares of the Portfolio which it holds. The investment experience of each Portfolio, in turn, reflects its investment advisory fees and other expenses. Please read the prospectus for each Portfolio for details.

$ PREMIUM TAXES. If state or other premium taxes apply to a Contract, we deduct these taxes either:

>>   from premiums as they are received; or

>> from the Contract Account Value, upon a withdrawal from or surrender of the Contract, upon application of the Contract Account Value to a Payment Option, or upon payment of a death benefit.

                               ANNUITY PROVISIONS

o MATURITY DATE. We will apply the Contract Account Value to a Payment Option on the Maturity Date. You may instead elect to receive the Surrender Value on the Maturity Date.

o PAYMENT OPTIONS. The Contract offers three Payment Options. The amount of the payments under them does not vary with the Variable Account's performance. They are:

>>   Life Annuity;

>>   Life Annuity with 10 Years Guaranteed; and

>>   Alternate Income Option.

In addition, instead of choosing one of the Payment Options listed above, you may elect to receive payments in any other manner that is acceptable to us and permissible under applicable law.

o OTHER ANNUITY CONTRACTS. We offer other variable annuity contracts that have different contract features, death benefits and optional programs. However, these other contracts also have different charges that would affect your Subaccount performance and Contract Account Value. To obtain more information about these other contracts, contact our Service Center or your agent.

                               FEDERAL TAX STATUS

Earnings in the Contract are generally not taxed until they are distributed. Generally, a distribution (including a surrender, withdrawal, or death benefit payment) may result in federal income tax liability. If you are under age 59 1/2 at the time of the distribution, a penalty tax may also apply.

                      VARIABLE ACCOUNT FINANCIAL HIGHLIGHTS

Appendix B to this prospectus provides information about accumulation unit values and number of units outstanding for the Subaccounts.

                 NLACA, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA (NLACA)

We are a stock life insurance company, the issuer of the Contract, and a wholly-owned subsidiary of Nationwide Life Insurance Company of America ("NLICA"). NLICA was chartered by the Commonwealth of Pennsylvania in 1865. We were originally incorporated under Pennsylvania law in 1958 under the name Washington Square Life Insurance Company. Our name was changed in 1991, and we were redomiciled as a Delaware insurance company on October 28, 1992. The address of our corporate headquarters is 1000 Chesterbrook Boulevard, Berwyn, PA 19312. We are currently licensed to transact life insurance business in 49 states and the District of Columbia.

On October 1, 2002, NLICA (formerly Provident Mutual Life Insurance Company) converted from a mutual insurance company to a stock insurance company and became a wholly-owned subsidiary of Nationwide Financial Services, Inc. ("Nationwide Financial"), pursuant to the terms of a sponsored demutualization. Nationwide Financial, a company whose Class A shares of common stock are traded on the New York Stock Exchange, is an indirect majority-owned subsidiary of Nationwide Corporation, and is the holding company of Nationwide Life Insurance Company and other companies that comprise the retirement savings operations of the Nationwide group of companies.

On December 31, 1997, we entered into a Support Agreement with Provident Mutual Life Insurance Company (now NLICA). Under this agreement, NLICA agrees to ensure that our total adjusted capital will remain at the level of 200% of the company action level for risk-based capital ("RBC") at the end of each calendar quarter during the term of the agreement. NLICA agrees to contribute to us an amount of capital sufficient to attain this level of total adjusted capital. RBC requirements are used to monitor sufficient capitalization of insurance companies based upon the types and mixtures of risk inherent in their operations.

NLICA also agrees to cause us to maintain cash or cash equivalents from time to time as may be necessary during the term of the agreement in an amount sufficient for the payment of benefits and other contractual claims pursuant to policies and other contracts issued by us. This agreement will remain in effect provided we remain a subsidiary of NLICA. Before any material modification or termination of the agreement, a determination must be made that the modification or termination will not have an adverse impact on our policyholders. This determination is to be based on our ability at the time of the determination to maintain our own financial stability according to the standards contained in the agreement. Other than this Support Agreement, NLICA is under no obligation to invest money in us, nor is it in any way a guarantor of our contractual obligations or obligations under the Contracts.

We are subject to regulation by the Insurance Department of the State of Delaware as well as by the insurance departments of all other states and jurisdictions in which we do business. We submit annual statements on our operations and finances to insurance officials in these states and jurisdictions. The forms for the Contract described in this prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, we may use the IMSA logo and language in advertisements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A (VARIABLE ACCOUNT)

On October 1, 2002, in connection with the sponsored demutualization (whereby our parent company converted from a mutual insurance company to a stock insurance company, became a wholly-owned subsidiary of Nationwide Financial, and changed its name from Provident Mutual Life Insurance Company to Nationwide Life Insurance Company of America), the Providentmutual Variable Annuity Separate Account changed its name to the Nationwide Provident VA Separate Account A.

The Variable Account is a separate investment account that we maintain. The Variable Account was established by our Board of Directors on May 9, 1991 under Pennsylvania law. We established the Variable Account to support the investment options under the Contract and other variable annuities. Because we later redomesticated as a Delaware insurance company, the Variable Account is now subject to regulation by the Delaware Insurance Department. We have caused the Variable Account to be registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

We own the assets of the Variable Account. These assets, however, are legally separate from our other assets and are not part of our General Account. The portion of the assets of the Variable Account equal to the reserves or other Contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business we conduct. We may transfer to our General Account any assets of the Variable Account which exceed the reserves and the Contract liabilities of the Variable Account (which will always be at least equal to the aggregate Contract Account Value allocated to the Variable Account under the Contracts).

The assets of each Subaccount are invested exclusively in shares of a corresponding Portfolio of a designated Fund. The income, gains, or losses, realized or unrealized, on the assets of each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any other income, gains, or losses of NLACA. The assets of each Subaccount may not be charged with liabilities arising out of any other business of NLACA. NLACA may accumulate in the Variable Account the charge for mortality expense and expense risks, gains and losses, and investment results applicable to those assets that are in excess of the net assets supporting the Contracts.

THE FUNDS

The Variable Account currently invests in Portfolios of various series-type Funds. Each of the Funds is registered with the SEC under the 1940 Act as an open-end investment company. The SEC does not, however, supervise the management or the investment practices and policies of the Funds.

The assets of each Portfolio are separate from the assets of the other Portfolios, and each Portfolio has separate investment objectives and policies. Each Portfolio therefore operates as a separate investment Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. The investment experience of each of the Subaccounts of the Variable Account depends on the investment performance of its corresponding Portfolio.

Each of the Funds sells its shares to the Variable Account in accordance with the terms of a participation agreement between the Fund and us. The termination provisions of these agreements vary. A summary of the termination provisions may be found in the SAI. If a participation agreement is terminated, the Variable Account will no longer be able to purchase additional shares of that Fund. In that event, you will not be able to allocate Contract Account Values or premium payments to Subaccounts investing in Portfolios of that Fund.

In certain circumstances a Fund or a Portfolio may also refuse to sell its shares to the Variable Account for other reasons. If a Fund or a Portfolio refuses to sell its shares to the Variable Account, we will not be able to honor your request to allocate your Contract Account Value or premium payments to Subaccounts investing in shares of that Fund or Portfolio.

Certain Subaccounts invest in Portfolios that have similar investment objectives and/or policies. Before choosing Subaccounts, you should carefully read the individual prospectuses for the Funds along with this prospectus.

Some of the Portfolios available under the Contract present greater investment risks than other Portfolios because they invest in high yield securities (commonly known as junk bonds), foreign securities, small company stocks or other types of investments that present speculative risks. You should read the risk disclosure in the prospectuses for the Portfolios and be sure that your investment choice is appropriate in light of your investment goals.

For more detail about each Portfolio, refer to the Portfolio prospectuses and/or "Appendix A: Portfolio Information" later in this prospectus. THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE.

Certain Portfolios have investment objectives and policies similar to other investment portfolios or mutual funds managed by the same investment adviser or manager. The investment results of the Portfolios may be higher or lower than those of such other investment portfolios or mutual funds. We do not guarantee or make any representation that the investment results of any Portfolio will be comparable to that of any other investment portfolio or mutual fund, even those with the same investment adviser or manager.

Some of the investment portfolios described in the prospectuses for the Funds are not available with the Contracts. We cannot guarantee that each Portfolio will always be available for the Contracts. In the unlikely event that a Portfolio is not available, we will do everything reasonably practicable to secure the availability of a comparable Portfolio. Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge.

We (or an affiliate) may receive compensation from a Fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts issued by us (or an affiliate). These percentages differ, and some Funds, advisers, or distributors (or affiliates) may pay us more than others. We also may receive 12b-1 fees.

RESOLVING MATERIAL CONFLICTS

The Funds are used as investment vehicles for variable life insurance policies and variable annuity contracts issued by NLACA and NLICA, as well as other insurance companies offering variable life and annuity contracts. In addition, certain Funds available with the Contract may sell shares to qualified retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of owners of variable life or variable annuity contracts, generally, or certain classes of owners, and the interests of the retirement plans or participants in retirement plans.

We currently do not foresee any disadvantages to Owners resulting from the Funds selling shares in connection with products other than the Contracts or to retirement plans. However, there is a possibility that a material conflict may arise between Owners whose Contract Account Values are allocated to the Variable Account and other investors in the Portfolios, including retirement plans and the owners of variable life insurance policies and variable annuity contracts issued by other insurance companies. In the event of a material conflict, we will take any necessary steps, including removing the Portfolio as an investment option within the Variable Account, to resolve the matter. The Funds' Boards of Directors are also responsible for monitoring events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to any conflicts. You should read the Portfolios' prospectuses for more information.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Variable Account, including, among others, the right to:

1. Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;

2. Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at our discretion;

3. Substitute or close Subaccounts to allocations of premiums or Contract Account Value, or both, and to existing investments or the investment of future premiums, or both, at any time in our discretion;

4. Transfer assets supporting the Contracts from one Subaccount to another or from the Variable Account to another variable account;

5. Combine the Variable Account with other variable accounts, and/or create new variable accounts;

6. Deregister the Variable Account under the 1940 Act, or operate the Variable Account as a management investment company under the 1940 Act, or as any other form permitted by law; and

7. Modify the provisions of the Contract to reflect changes to the Subaccounts and the Variable Account and to comply with applicable law.

The particular Portfolios available under the Contracts may change from time to time. Specifically, Portfolios or Portfolio share classes that are currently available may be removed or closed off to future investment. New Portfolios or new share classes of currently available Portfolios may be added. Owners will receive notice of any such changes that affect their Contract. Additionally, not all of the Portfolios are available in every state.

The Portfolios, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. We will not make any such changes without receiving any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                         DESCRIPTION OF ANNUITY CONTRACT

PURCHASING A CONTRACT

To purchase a Contract, you may submit a completed Application with an initial premium payment to us at our Service Center. You may send the Application and initial premium to us through any licensed representative who is appointed by us and who is also a registered representative of 1717 Management Company ("1717"), the principal underwriter for the Contract (as well as for other variable contracts). You may also send the Application and initial premium to us through a broker-dealer that has a selling agreement with respect to the Contract. Please note: If you submit your Application and/or initial premium payment to your agent or your agent's broker-dealer, we will not begin processing your Application until we receive it and the initial premium payment from the agent or the agent's broker-dealer.

We may sell a Contract in connection with retirement plans. These retirement plans may, or may not, qualify for special tax treatment under the Code. See "Federal Tax Status - Taxation of Qualified Contracts" for important information about purchasing a Qualified Contract.

STATE VARIATIONS. Any state variations in the Contract are covered in a special contract form for use in that state. This prospectus provides a general description of the Contract. Your actual contract and any endorsement or riders are the controlling documents. If you would like to review a copy of your contract and its endorsements and riders, if any, contact our Service Center.

REPLACEMENT OF EXISTING INSURANCE. It may not be in your best interest to surrender or withdraw money from existing annuity contracts to purchase a Contract. You should compare your existing insurance and the Contract carefully. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you surrender your existing contract for cash and then buy the Contract, you may have to pay a tax, including possibly a penalty tax, on the surrender.

CANCELLATION (FREE LOOK) PERIOD

The Contract provides for an initial Cancellation Period. You have the right to return the Contract to our Service Center within 10 days (or any longer period required by the laws of your state) after you receive it. When we receive the returned Contract at our

Service Center, it will be canceled and, in most states, we will refund to the Owner an amount equal to the sum of: (1) the difference between the premiums you paid, including any Contract fees and charges, and the amounts, if any, allocated to the Variable Account under the Contract; and (2) the Variable Account Value on the date of termination (or, in Pennsylvania, if there is no Variable Account Value, the reserve for the Contract on the date the Contract is cancelled attributable to the amounts allocated to the Variable Account). In states that require it, we will refund the premiums paid.

PREMIUMS

We require a minimum initial premium of $2,000. For Qualified Contracts, as an alternative to the minimum initial premium, you may commit to paying $100 per month during the first Contract Year. You may pay subsequent premiums under the Contract at any time during the Annuitant's lifetime before the Maturity Date. Any subsequent premium payment must be at least $100 each for Non-Qualified Contracts and $50 each for Qualified Contracts.

In your Application, you may select a planned periodic premium schedule based on a periodic billing mode of annual, semi-annual, or quarterly payment. You will receive a premium reminder notice at the specified interval. You may change the planned periodic premium frequency and amount. Also, under the automatic payment plan, you may select a monthly payment schedule under which premium payments will be automatically deducted from a bank account or other source rather than being "billed."

Please note: If you submit a subsequent premium payment to your agent or your agent's broker-dealer, we will not apply the premium until we receive it from the agent or the agent's broker-dealer.

ALLOCATION OF NET PREMIUMS

We must receive a complete Application with all relevant information and payment of the initial premium in order to process the Application. If the Application is complete, we will allocate the initial Net Premium among the Subaccounts and Guaranteed Account in accordance with your instructions in the Application as of a date not later than two business days after we receive the completed Application at our Service Center. (This allocation may be delayed for 15 days in some cases as discussed below.)

If we receive an incomplete Application, we may retain the initial premium payment and contact you in order to complete the Application. If the Application is not completed within five business days of our receipt, we will explain the reason for the processing delay and the premium payment will be returned to you unless you consent to our retaining the premium payment until the Application is completed. When the Application is complete, we will allocate the initial Net Premium within two business days.

You should designate in the Application how the initial Net Premium is to be allocated among the Subaccounts and the Guaranteed Account. As described above, in states where you are guaranteed a refund of premiums paid for cancellation during the Cancellation Period, the portion of the initial Net Premium which is to be allocated to the Subaccounts will be allocated to the Money Market Subaccount for a 15-day period. After the expiration of the 15-day period, the amount in the Money Market Subaccount will be allocated to your chosen Subaccounts based on the proportion that the allocation percentage for such Subaccount bears to the sum of the Subaccount allocation percentages. Any subsequent Net Premium is allocated in the same manner as of the end of the Valuation Period in which we receive it, unless the allocation percentages are changed. Premiums are allocated in accordance with the allocation schedule in effect at the time the premium payment is received.

Subaccount Values will vary with the investment experience of the Subaccounts, and you bear the entire investment risk. You should periodically review your allocation schedule for Net Premiums in light of market conditions and your overall financial objectives.

VARIABLE ACCOUNT VALUE

The Variable Account Value reflects the investment experience of the Subaccounts selected by you, any Net Premium payments, any withdrawals, any surrenders, any transfers, and any charges relating to the Subaccounts. There is no guaranteed minimum Variable Account Value, and, because the Variable Account Value on any future date depends upon a number of variables, it cannot be predicted.

CALCULATION OF VARIABLE ACCOUNT VALUE. The Variable Account Value is determined on each Valuation Day. This value is the aggregate of the values attributable to the Contract in each of the Subaccounts, determined for each Subaccount by multiplying the Subaccount's Accumulation Unit value on the relevant Valuation Day by the number of Subaccount Accumulation Units allocated to the Contract, as described below.

ACCUMULATION UNITS. For each Subaccount, Net Premiums allocated to a Subaccount and amounts transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited to a Contract is determined by dividing the dollar amount directed to each Subaccount by the value of the Accumulation Unit for that Subaccount for the Valuation Day as of which the allocation or transfer is made. Allocations and transfers to a Subaccount increase the number of Accumulation Units of that Subaccount credited to a Contract.

Certain events reduce the number of Accumulation Units of a Subaccount credited to a Contract. Withdrawals or transfers from a Subaccount result in the cancellation of an appropriate number of Accumulation Units of that Subaccount, as do surrender of the Contract, payment of a death benefit, the application of Variable Account Value to a Payment Option on the Maturity Date, and the deduction of the annual administration fee or other charges. Accumulation Units are canceled as of the end of the Valuation Period in which we receive Notice regarding the event.

The Accumulation Unit value for each Subaccount was arbitrarily set when the Subaccount began operations. Thereafter, the Accumulation Unit value at the end of every Valuation Day is the Accumulation Unit value at the end of the previous Valuation Day multiplied by the net investment factor, as described below. The Subaccount Value for a Contract is determined on any day by multiplying the number of Accumulation Units of that Subaccount attributable to the Contract by the Accumulation Unit value for that Subaccount.

NET INVESTMENT FACTOR. The net investment factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has its own net investment factor, which may be greater or less than one. The net investment factor for each Subaccount for a Valuation Period equals 1 plus the fraction obtained by dividing (a) by (b) where:

(a)  is the net result of:

     1. the investment income, dividends, and capital gains, realized or unrealized, credited during the current Valuation Period; plus

     2. any amount credited or released from reserves for taxes attributable to the operation of the Subaccount; minus

     3. the capital losses, realized or unrealized, charged during the current Valuation Period; minus

     4. any amount charged for taxes or any amount we set aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of the Subaccount; minus

     5. the amount charged for mortality and expense risk for that Valuation Period; minus 6. the amount charged for administration for that Valuation Period; and

(b) is the value of the assets in the Subaccount at the end of the preceding Valuation Period, adjusted for allocations and transfers to and withdrawals and transfers from the Subaccount occurring during that preceding Valuation Period.

TRANSFER PRIVILEGE

Before the Maturity Date, you may request a transfer of all or a part of the amount in a Subaccount to another Subaccount or to the Guaranteed Account, or transfer a part of an amount in the Guaranteed Account to one or more Subaccounts, subject to the restrictions below. The minimum transfer amount must be the lesser of $500 or the entire Subaccount Value or the Guaranteed Account Value. A transfer request that would reduce the amount in a Subaccount or the Guaranteed Account below $500 is treated as a transfer request for the entire amount in that Subaccount or the Guaranteed Account.

Transfers are made as of the day we receive Notice requesting the transfer. There is no limit on the number of transfers which can be made between Subaccounts or from a Subaccount to the Guaranteed Account. Only one transfer, however, may be made from the Guaranteed Account each Contract Year. (See "Transfers from Guaranteed Account.") The first twelve transfers during each Contract Year are free. Any unused free transfers do not carry over to the next Contract Year. A $25 Transfer Processing Fee will be assessed for the thirteenth and subsequent transfers during a Contract Year. For the purpose of assessing the fee, each request is considered to be one transfer, regardless of the number of Subaccounts or the Guaranteed Account affected by the transfer. The Transfer Processing Fee will be deducted from the amount being transferred. We may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Owners (see "Disruptive Trading").

AUTOMATIC ASSET REBALANCING. You may elect Automatic Asset Rebalancing, which authorizes periodic transfers of amounts among the Subaccounts in order to achieve a particular percentage allocation among Subaccounts. The percentage allocations must be in whole numbers and amounts may be allocated only among the Subaccounts. No amounts will be transferred to or from the Guaranteed Account as a part of Automatic Asset Rebalancing. For example, if your premium allocation is 20% to the Guaranteed Account, 30% to Subaccount A, and 50% to Subaccount B, the rebalancing will allocate the values in the Subaccounts as 37.5% to Subaccount A and 62.5% to Subaccount B. The percentage allocation of your Contract Account Value for rebalancing is based on your premium allocation instructions in effect at the time of rebalancing. Any premium allocation instructions that you give us that differ from your then current premium allocation instructions are treated as a request to change your premium allocation instructions. You should note, however, that a request to transfer amounts among Subaccounts by Notice, telephone, fax or e-mail is not treated as a new premium allocation instruction for these purposes, and will not affect future allocations pursuant to Automatic Asset Rebalancing.

Once elected, Automatic Asset Rebalancing begins at the beginning of the calendar quarter following the calendar quarter during which you make your election. You may change or terminate Automatic Asset Rebalancing by written instruction to us, or by telephone, fax or e-mail if you have previously authorized us to take instructions. Automatic Asset Rebalancing transfers are not subject to any transfer charge and do not count as one of the 12 free transfers available during any Contract Year. Automatic Asset Rebalancing will end if you make a transfer, or change the current premium allocation instructions. However, Automatic Asset Rebalancing transfers do count as transfers for purposes of monitoring for disruptive trading. We reserve the right to suspend

Automatic Asset Rebalancing at any time for any class of Contracts for any reason upon written notice to you. You may not elect the Automatic Asset Rebalancing if you elect the Dollar Cost Averaging or Earnings Sweep Program.

ADVANCE ORDERS OF TRANSFERS. You may elect to request transfers of amounts from a Subaccount to the Money Market Subaccount in advance of the time you want the transfers executed. To make this election, you must submit a written Advance Order form to our Service Center specifying a percentage amount of change in Subaccount Value at which shares in the specified Subaccount should be sold and the proceeds transferred to the Money Market Subaccount. After you have submitted the written Advance Order form, you may place or cancel an Advance Order by calling our Service Center. We measure the percentage change in a Subaccount Value by reference to the net investment factor for the specified Subaccount, as measured using the Accumulation Unit value as of the Valuation Period next ended after receipt of the Advance Order at the Service Center. We execute the transfer when the Accumulation Unit value for that Subaccount increases or decreases by at least the percentage specified by you.

Once received at the Service Center, an Advance Order remains in effect until cancelled or superseded by a subsequent Advance Order for a transfer out of the same Subaccount. We do not currently assess a charge for Advance Orders, but reserve the right to charge for this service. In addition, we may terminate the Advance Order privilege or change its terms at any time by providing written notice to you at least 15 days in advance of the termination or modification.

DISRUPTIVE TRADING

Neither the Contracts described in this prospectus nor the Portfolios are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing," "short-term trading," or "disruptive trading"). We discourage (and will take action to deter) disruptive trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Owners. Short-term trading can result in:

o    the dilution of the value of Owners' interests in the Portfolio;

o Portfolio managers taking actions that negatively impact performance (keeping a larger portion of the Portfolio's assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.

To protect Owners from the negative impact of these practices, we have implemented, or we reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of disruptive trading strategies.

REDEMPTION FEES. Some Portfolios assess a short-term trading fee in connection with transfers from a Subaccount that occur within 60 days after the date of the allocation to that Subaccount. The fee is assessed against the amount transferred and is paid to the Portfolio. Redemption fees compensate the Portfolio for any negative impact on fund performance resulting from short-term trading. For more information on Short-Term Trading Fees, please see the "Short-Term Trading Fees" provision.

U.S. MAIL RESTRICTIONS. We monitor transfer activity in order to identify those who may be engaged in disruptive trading practices. Transaction reports are produced and examined. Generally, a Contract may appear on these reports if the Owner (or a third party acting on their behalf) engages in a certain number of transfers in a given period. We consider each telephone, fax, e-mail, or Written Request to be a single transfer, regardless of the number of Subaccounts (or the Guaranteed Account) involved.

As a result of this monitoring process, we may restrict the method of communication by which transfer orders will be accepted. In general, we will adhere to the following guidelines:

--------------------------------------------- ---------------------------------------------------------------------------------
Trading Behavior                              Our Response
--------------------------------------------- ---------------------------------------------------------------------------------
6 or more transfers in one calendar quarter   We will mail a letter to the Owner notifying them that:
                                              (1)      they have been identified as engaging in harmful  trading practices; and
                                              (2)      if their transfers exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the  Owner will be limited to submitting transfer requests via U.S. mail.
--------------------------------------------- ---------------------------------------------------------------------------------
More than 11 transfers in 2 consecutive       We will automatically limit the Owner to submitting transfer requests via U.S.
calendar quarters                             mail.
OR
More than 20 transfers in one calendar year
--------------------------------------------- ---------------------------------------------------------------------------------

Each January 1st, we will start the monitoring anew, so that each Contract starts with 0 transfers each January 1. See, however, the "Other Restrictions" provision below.

MANAGERS OF MULTIPLE POLICIES. Some investment advisers/representatives manage the assets of multiple NLACA policies and/or contracts pursuant to trading authority granted or conveyed by multiple Owners. We will automatically require these multi-contract advisers to submit all transfer requests via U.S. mail.

OTHER RESTRICTIONS. We reserve the right to refuse or limit transfer requests, or take any other action deemed necessary, in order to protect Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly. Some transfers do NOT count as transfers for purposes of monitoring for disruptive trading.

DOLLAR COST AVERAGING

The Dollar Cost Averaging program enables you to systematically and automatically transfer, on a monthly basis, specified dollar amounts from a designated Subaccount to other Subaccounts. By allocating specified dollar amounts periodically rather than at one time, you may be less susceptible to the impact of market fluctuations. We, however, make no guarantee that Dollar Cost Averaging will result in a profit or protect against loss.

You may elect Dollar Cost Averaging for a period from 6 to 36 months. To qualify for Dollar Cost Averaging, the following minimum amount must be allocated to your designated Subaccount: 6 months - $3,000; 12 months - $6,000; 18 months - $9,000; 24 months - $12,000; 30 months - $15,000; 36 months - $18,000. At least
$500 must be transferred from the designated Subaccount each month. The amount required to be allocated to the designated Subaccount can be made as an initial or subsequent investment or by transferring amounts into the designated Subaccount from the other Subaccounts or from the Guaranteed Account (which may be subject to certain restrictions). (See "Transfers from Guaranteed Account.")

You may participate in this program by completing the authorization on the Application or at any time after the Contract is issued by properly completing an election form and returning it to us at our Service Center by the beginning of the month. You must also verify that the required minimum amount is in the designated Subaccount. Dollar Cost Averaging transfers may not commence until the later of (1) 30 days after the Contract Date; or (2) five days after the end of the Cancellation Period.

After you make the election, transfers from a Subaccount will be processed monthly until the number of designated transfers has been completed, the value of the Subaccount is completely depleted, or you instruct us in writing to cancel the monthly transfers.

Dollar Cost Averaging transfers do not count as transfers for purposes of assessing the transfer fee and do not count as transfers for purposes of monitoring for disruptive trading. We reserve the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice to you. You may not elect Dollar Cost Averaging if you elect the Automatic Asset Rebalancing or the Earnings Sweep Program.

EARNINGS SWEEP PROGRAM

We also offer another automated transfer program called the Earnings Sweep Program. You may not elect the Earnings Sweep Program if you elect Dollar Cost Averaging or Automatic Asset Rebalancing.

The Earnings Sweep Program enables you to systematically and automatically transfer, on a monthly basis, any "Earnings" accumulated in the Money Market Subaccount or the Guaranteed Account to other specified Subaccount(s). On the same day of each month as the Contract Date (the "monthaversary"), we determine the amount of Earnings, if any, in the Money Market Subaccount or the Guaranteed Account from the prior month, and transfer such Earnings to the specified Subaccount(s). Earnings for any month equal:

o the Contract Account Value in the Money Market Subaccount or the Guaranteed Account on the monthaversary; minus

o the Contract Account Value in the Money Market Subaccount or the Guaranteed Account on the previous monthaversary; minus

o any Net Premiums allocated to the Money Market Subaccount or the Guaranteed Account since that date; minus

o any transfers to the Money Market Subaccount or the Guaranteed Account since that date; plus

o any withdrawals or transfers from the Money Market Subaccount or the Guaranteed Account since that date; plus

o any charges and deductions imposed on the Contract Account Value in the Money Market Subaccount or the Guaranteed Account since that date.

As with Dollar Cost Averaging, by allocating earnings periodically you may be less susceptible to the impact of market fluctuations. We, however, make no guarantee that the Earnings Sweep Program will result in a profit or protect against a loss.

To qualify for the Earnings Sweep Program, you must have a minimum Contract Account Value of $5,000 in the Money Market Subaccount or the Guaranteed Account. You may participate in this program by completing the authorization on the Application or at any time after the Contract is issued by properly completing an election form and returning it to us by the beginning of the month. Earnings Sweep Program transfers may not commence until the later of (1) 30 days after the Contract Date; or (2) five days after the end of the Cancellation Period.

After you make the election, Earnings Sweep Program transfers from the Money Market Subaccount or the Guaranteed Account are processed monthly until the value of the Money Market Subaccount or the Guaranteed Account is completely depleted or you instruct us in writing to cancel the monthly transfers.

Earnings Sweep Program transfers do not count as transfers for purposes of assessing the transfer fee and do not count as transfers for purposes of monitoring for disruptive trading. We reserve the right to discontinue offering the Earnings Sweep Program upon 30 days' written notice to you.

WITHDRAWALS AND SURRENDER

WITHDRAWALS. At any time before the earlier of the death of the Annuitant or the Maturity Date, you may withdraw part of the Surrender Value. With Qualified Contracts, the terms of the related retirement plan may impose additional withdrawal restrictions on participants. For information regarding these additional restrictions, you should contact your plan administrator.

The minimum amount which may be withdrawn under a Contract is $500; the maximum amount is that which would leave a Surrender Value of not less than $2,000. We will treat a withdrawal request which would reduce the amount in a Subaccount or in the Guaranteed Account below $500 as a request for full withdrawal of the amount in that Subaccount or the Guaranteed Account. We will withdraw the amount requested by you from the Contract Account Value as of the day Notice for the withdrawal is received at our Service Center. Any applicable Surrender Charge is deducted from the remaining Contract Account Value. (See "Surrender Charge.")

You may specify the amount to be withdrawn from certain Subaccounts or the Guaranteed Account for the withdrawal. If you do not so specify or if the amount in the designated Subaccounts or Guaranteed Account is inadequate to comply with the request, the withdrawal is made from each Subaccount and the Guaranteed Account based on the proportion that the value in such account bears to the Contract Account Value immediately before the withdrawal.

A withdrawal may have adverse federal income tax consequences. (See "Federal Tax Status.")

SYSTEMATIC WITHDRAWALS. Through the Systematic Withdrawal Plan, you may pre-authorize a periodic exercise of the withdrawal right described in the Contract. You may elect the plan at the time of your Application by completing the authorization on the Application form and making a minimum initial premium payment of $15,000. After the Contract is issued, you may elect the plan by properly completing the election form if the Contract Account Value is at least $15,000. Certain federal income tax consequences may apply to systematic withdrawals from the Contract. You should, therefore, consult with your tax adviser before participating in the Systematic Withdrawal Plan.

Under the Systematic Withdrawal Plan, you can instruct us to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Withdrawals begin on the monthly or quarterly date following our receipt of the request. The minimum withdrawal is $100 monthly or $300 quarterly. The maximum amount which you can withdraw under the plan in a Contract Year without a Surrender Charge is 10% of the Contract Account Value as of the beginning of the year or 10% of the premiums paid in the first Contract Year if elected at the time of Application. We will notify you if the total amount to be withdrawn in a Contract Year exceeds 10% of the Contract Account Value as of the beginning of that year. Unless you instruct us to reduce the withdrawal amount for that year so that it does not exceed the 10% limit, we will continue to process withdrawals for the designated amount. Once the amount of the withdrawals exceeds the 10% limit, we will deduct the applicable Surrender Charge from the remaining Contract Account Value. (See "Surrender Charge.")

We will pay you the amount requested each month or quarter and make withdrawals from the Subaccounts and the Guaranteed Account based on the proportion that the value in each Subaccount and Guaranteed Account bears to the Contract Account Value immediately prior to the withdrawal.

As stated, withdrawals under the Systematic Withdrawal Plan that do not exceed 10% of the Contract Account Value as of the beginning of such Contract Year are not subject to a Surrender Charge. Notwithstanding any other Surrender Charge rules (see "Surrender Charge"), any other withdrawal in a year when the Systematic Withdrawal Plan has been utilized will be subject to the Surrender Charge. If an additional withdrawal is made from a Contract participating in the plan, systematic withdrawals will automatically terminate and may only be reinstated on or after the beginning of the next Contract Year pursuant to a new request.

You may discontinue systematic withdrawals at any time upon Notice to us. We reserve the right to discontinue offering systematic withdrawals upon 30 days' notice to you. A systematic withdrawal may have adverse tax consequences. (See "Federal Tax Status.")

CHARITABLE REMAINDER TRUST RIDER. You may elect a Charitable Remainder Trust Rider, which combines: (1) an extended Maturity Date to the Contract Anniversary nearest the Annuitant's age 100, unless a lump sum payment of Surrender Value is elected; and (2) a revised Surrender Charge/withdrawal provision. A Charitable Remainder Trust Rider allows income to be distributed and the payment of trustee fees and charges. The Rider only applies the appropriate Surrender Charge to withdrawals or surrenders during a Contract Year that exceed the greater of: (1) 10% of the Contract Account Value as of the beginning of the Contract Year; or
(2) any amounts in excess of the total premiums paid. There is no limit on the number of withdrawals occurring in any Contract Year.

SURRENDER. At any time before the earlier of the death of the Annuitant or the Maturity Date, you may request a surrender of the Contract for its Surrender Value. (See "Surrender Charge.") The surrender request must be on the proper form which you can request from our Service Center. The proceeds paid to you will equal the Surrender Value less any withholding or premium taxes. The Surrender Value will be determined on the date Notice of surrender and the Contract are received at our Service Center. The Surrender Value will be paid in a lump sum unless you request payment under a Payment Option. A surrender may have adverse federal income tax consequences. (See "Federal Tax Status.")

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS. There are certain restrictions on surrenders of and withdrawals from Contracts used as funding vehicles for Section 403(b) retirement plans. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in those years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions described in (2) and (3) above may not be distributed in the case of hardship.

In the case of other types of Qualified Contracts, federal tax law imposes other restrictions on the form and manner in which benefits may be paid. Likewise, the terms of retirement plans funded by Qualified Contracts also may impose restrictions on the ability of participants to take distributions from the Contracts.

CONTRACT TERMINATION. We may end your Contract and pay the Surrender Value to you if, before the Maturity Date, all of these events simultaneously exist;

1.   no premiums have been paid for at least two years;

2.   the Contract Account Value is less than $2,000; and

3. the total premiums paid, less any partial withdrawals, are less than $2,000.

We will mail you a notice of our intention to end your Contract at least six months in advance. The Contract will automatically terminate on the date specified in the notice, unless we receive an additional premium payment before the termination date specified in the notice. This additional premium payment must be equal to at least the minimum additional amount required by us. (Termination of the Contract under this provision is not permitted in New Jersey.)

DEATH BENEFIT BEFORE OR AFTER MATURITY DATE

We will deduct any applicable premium tax from the proceeds described below, unless we have already deducted the tax from the premiums when paid.

DEATH OF ANNUITANT. If the Annuitant dies before the Maturity Date, we will pay the death benefit under the Contract to the Beneficiary. During the first six Contract Years, the death benefit is equal to the greater of:

1. the premiums paid, less any withdrawals (including applicable Surrender Charges); or

2. the Contract Account Value on the date we receive due proof of Annuitant's death.

After the end of the sixth Contract Year, the death benefit is equal to the greatest of:

1. the Contract Account Value as of the end of the sixth Contract Year less subsequent amounts withdrawn; or

2. the Contract Account Value on the date we receive due proof of the Annuitant's death; or

3. the premiums paid, less any withdrawals (including applicable Surrender Charges).

The proceeds will be paid to the Beneficiary in a lump sum unless the Owner or Beneficiary elects a Payment Option. If the Annuitant is the Owner, the proceeds must be distributed in accordance with the rules set forth below in "Death of Owner" for the death of an Owner before the Maturity Date.

There is no death benefit payable if the Annuitant dies after the Maturity Date.

DEATH OF OWNER. If an Owner dies before the Maturity Date, federal tax law requires (for a Non-Qualified Contract) that the Contract Account Value (or if the Owner is the Annuitant, the proceeds payable upon the Annuitant's death) be distributed to the Beneficiary within five years after the date of the Owner's death. If an Owner dies on or after the Maturity Date, any remaining payments must be distributed at least as rapidly as under the Payment Option in effect on the date of the Owner's death.

These distribution requirements will be considered satisfied as to any portion of the proceeds payable to or for the benefit of a designated Beneficiary, and which is distributed over the life (or a period not exceeding the life expectancy) of that Beneficiary, provided that the distributions begin within one year of the Owner's death. However, if the Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner. If the Contract has joint Owners, the surviving joint Owner will be the designated Beneficiary. Joint Owners must be husband and wife as of the Contract Date.

If the Owner is not an individual, the Annuitant, as determined in accordance with section 72(s) of the Code, will be treated as Owner for purposes of these distribution requirements, and any changes in the Annuitant will be treated as the death of the Owner.

Other rules may apply to a Qualified Contract.

STEP-UP RIDER. The Step-up Rider is automatically included for Contracts issued in states that permit the Rider for those Contracts with an Annuitant who is age 0-70. The Step-up Rider provides a guaranteed minimum death benefit equal to the Contract Account Value as of the six year Contract Anniversary and is reset every six years to the Contract Account Value on the next six year Contract Anniversary, if greater. This reset continues until the six year Contract Anniversary on or before the Annuitant's 85th birthday. Premiums paid between the six year Contract Anniversaries are also included in the death benefit proceeds. A reduction in the guaranteed minimum death benefit for any withdrawal will be based on the proportion of the withdrawal to the Contract Account Value. At no time will the death benefit proceeds be less than either the Contract Account Value on the date we receive due proof of the Annuitant's death or the sum of premiums paid, less any withdrawals, including applicable Surrender Charges.

PROCEEDS ON MATURITY DATE

Subject to our approval and state law, you select the Maturity Date.

Contract Account Value is applied to purchase a Payment Option as of the Maturity Date. If a lump sum payment is elected on the Maturity Date, the proceeds will equal the Surrender Value on the Maturity Date. In the event that you do not select a Payment Option, Contract Account Value is applied under the Life Annuity with Ten Year Certain Payment Option. (See "Payment Options.")

You may change the Maturity Date subject to these limitations:

1. Notice is received at our Service Center at least 30 days before the current Maturity Date;

2. The new Maturity Date is at least 30 days after we receive the change request; and

3. The new Maturity Date is not later than the first day of the month after the Annuitant's 90th birthday, or any earlier date required by law.

TELEPHONE, FAX, OR E-MAIL REQUESTS

In addition to written requests, we may accept telephone, fax and e-mail instructions from you or an authorized third party at our Service Center regarding transfers, dollar cost averaging, Earnings Sweep Program transfers, automatic asset rebalancing, advance ordering and loans (excluding 403(b) Contracts), and partial and systematic withdrawals (e-mail and fax only), subject to the following conditions:

1. You must complete and sign our telephone, fax or e-mail request form and send it to us. You also may authorize us in the Application or by Notice to act upon instructions given by telephone, fax or e-mail.

2. You may designate in the request form a third party to act on your behalf in making telephone, fax or e-mail requests.

We reserve the right to suspend transfer privileges at any time, for any class of Contracts, for any reason.

If you are provided a personal identification number ("PIN") in order to execute electronic transactions, you should protect your PIN, because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions by telephone, fax, or e-mail is you or is authorized by you. We will employ reasonable procedures to confirm that instructions communicated are genuine. The procedures we follow include requiring some form of personal identification prior to acting on instructions, providing written confirmation of the transaction, and making a tape-recording of the telephone instructions given by you. If we follow reasonable procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We, however, may be liable for losses if we do not follow reasonable procedures.

Telephone, facsimile, and e-mail may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to the Service Center.

DELAYS IN PAYMENTS

Any withdrawal, the Surrender Value, or the death benefit will usually be paid within seven calendar days of receipt of written request or receipt and filing of due proof of death. Payments may be postponed, however, if:

1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

2.   the SEC permits by an order the postponement for the protection of Owners;
     or

3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

If a recent check or draft has been submitted, we have the right to defer payment until such check or draft has been honored.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a premium payment. We also may be required to provide additional information about your account to government regulators. In addition, we also may be required to block your account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator.

We have the right to defer payment of any withdrawal, surrender, or transfer from the Guaranteed Account for up to six months from the date of receipt of Notice for a withdrawal, surrender, or transfer. If payment is not made within 30 days after our receipt of documentation necessary to complete the transaction, or any shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at an annual rate of 3% or such higher rate required for a particular state.

MODIFICATION

Upon notice to you, we may modify the Contract if a modification:

1. is necessary so that the Contract, our operations, or the operations of the Variable Account comply with applicable laws or regulations; or

2. is necessary to assure the continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

3.   is necessary to reflect a change in the operation of the Variable Account;
     or

4.   provides other Subaccounts and/or Guaranteed Account options.

In the event of a modification, we will make appropriate endorsement to the Contract.

REPORTS TO CONTRACT OWNERS

At least quarterly, we will mail to you, at your last known address of record, a report containing the Contract Account Value and Surrender Value of the Contract and any further information required by applicable law or regulation.

CONTRACT INQUIRIES

Inquiries regarding a Contract may be made by writing to us at our Service
Center.

                             THE GUARANTEED ACCOUNT

You may allocate some or all of the Net Premiums and transfer some or all of the amounts in the Subaccounts to the Guaranteed Account, which is part of our General Account. The Guaranteed Account pays interest at declared rates that are guaranteed for each calendar year and must be at least 3%. The principal, after deductions, is also guaranteed. Our General Account supports our insurance and annuity obligations. The Guaranteed Account has not, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Account nor our General Account has been registered as an investment company under the 1940 Act. Neither our General Account, the Guaranteed Account, nor any interests therein are generally subject to regulation under these laws. The disclosures relating to these accounts which are included in this prospectus are for your information and have not been reviewed by the SEC. These disclosures, however, may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The portion of the Contract Account Value allocated to the Guaranteed Account will be credited with rates of interest as described below. Since the Guaranteed Account is part of our General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to our general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

The Guaranteed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. We intend to credit the Guaranteed Account Value with current rates in excess of this minimum guarantee, but we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since we anticipate changing the current interest rate in our discretion from time to time, different allocations to the Guaranteed Account Value will be credited with different current interest rates. The interest rate credited to each amount allocated or transferred to the Guaranteed Account will apply to the end of the calendar year in which an amount is received or transferred. At the end of the calendar year, we will determine a new current interest rate on the amount and any accrued interest thereon (which may be a different current interest rate from the current interest rate on new allocations to the Guaranteed Account on that date). The rate declared on this amount and any accrued interest thereon at the end of each calendar year will be guaranteed for the following calendar year. Any interest credited on the amounts in the Guaranteed Account in excess of the minimum guaranteed effective annual interest rate of 3% will be determined in our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

For purposes of crediting interest and deducting charges, the Guaranteed Account uses a last-in, first-out method (i.e., LIFO) of accounting for allocations of Net Premium and for transfers of Contract Account Value.

We reserve the right to change the method of crediting interest from time to time, provided that the changes do not have the effect of reducing the minimum guaranteed effective annual interest rate below 3% or shorten the period for which the interest rate applies to less than a calendar year (except for the year in which an amount is received or transferred).

CALCULATION OF GUARANTEED ACCOUNT VALUE

The Guaranteed Account Value at any time is equal to amounts you allocate or transfer to the Guaranteed Account plus interest credited on these amounts, minus amounts deducted, transferred, or withdrawn from the Guaranteed Account.

TRANSFERS FROM GUARANTEED ACCOUNT

Within 30 days before or after any Contract Anniversary, you may make one transfer from the Guaranteed Account to any or all of the Subaccounts. The amount transferred from the Guaranteed Account may not exceed 25% of the Guaranteed Account Value on the date of transfer, unless the balance after the transfer is less than $500, in which case the entire amount will be transferred. Subject to the next paragraph, if Notice for a transfer is received before a Contract Anniversary, the transfer will be made as of the Contract Anniversary; if Notice for a transfer is received within 30 days after the Contract Anniversary, the transfer will be made as of the date we receive Notice at our Service Center.

PAYMENT DEFERRAL

We may defer payment of any withdrawal, cash surrender, or transfer from the Guaranteed Account for up to six months from the date of our receipt of the Notice for withdrawal, surrender, or transfer.

                             CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

GENERAL. We do not deduct a charge for sales expense from premiums at the time they are paid. Within certain time limits described below, however, a Surrender Charge (contingent deferred sales charge) is deducted from the Contract Account Value if a withdrawal is made or a Contract is surrendered before annuity payments begin. If the Surrender Charge is insufficient to cover sales expenses, the loss will be borne by us; conversely, if the amount of the Surrender Charge is more than our sales expenses, the excess will be retained by us. We do not currently believe that the Surrender Charges will cover the expected costs of distributing the Contracts. Any shortfall will be made up from our general assets, which may include proceeds derived from mortality and expense risk charges.

CHARGES FOR WITHDRAWAL OR SURRENDER. If a withdrawal is made or a Contract is surrendered, the applicable Surrender Charge will be as follows:

                    CONTRACT YEAR IN WHICH WITHDRAWAL OR                        CHARGES AS PERCENTAGE OF AMOUNT
                              SURRENDER OCCURS                                      WITHDRAWN OR SURRENDERED
                  -----------------------------------------                  ---------------------------------------
                                     1                                                         6%
                                     2                                                         5
                                     3                                                         4
                                     4                                                         3
                                     5                                                         2
                                     6                                                         1
                                7 and after                                                    0

We do not deduct a Surrender Charge if the withdrawal or surrender occurs after six full Contract Years. In addition, no Surrender Charge is deducted on the Maturity Date if the Contract proceeds are applied under a Payment Option.

In no event will the total Surrender Charges assessed under a Contract exceed 8 1/2% of the total premiums received under that Contract.

When a Contract is surrendered, the Surrender Charge is deducted from the Contract Account Value in determining the Surrender Value. For a withdrawal, the Surrender Charge is deducted from the Contract Account Value remaining after the amount requested is withdrawn.

FREE WITHDRAWAL AMOUNT CHARGE. Subject to certain restrictions, you may withdraw or surrender up to 10% of the Contract Account Value as of the beginning of a Contract Year within that Contract Year without a Surrender Charge. During the first Contract Year, the full amount of all withdrawals (and any surrender) will be subject to the Surrender Charge. After the first Contract Year, the otherwise applicable Surrender Charge will not be applied to the first and second withdrawals during a Contract Year to the extent that the amount withdrawn is not in excess of 10% of the Contract Account Value as of the beginning of that Contract Year. This right is not cumulative from Contract Year to Contract Year. If the Contract is surrendered and there have been no prior withdrawals during that Contract Year, no Surrender Charge will apply to the amount of the surrender up to 10% of the Contract Account Value as of the beginning of that Contract Year.

After the first Contract Year, any amounts withdrawn in excess of 10% or subsequent to the second withdrawal in a Contract Year will be assessed a Surrender Charge. If a surrender is made during a Contract Year in which one or no withdrawals have been made, you may surrender free of charge an amount equal to 10% of the Contract Account Value as of the beginning of the Contract Year less the total amount previously withdrawn during that Contract Year without imposition of the Surrender Charge. Only the excess amount will be subject to the Surrender Charge.

ADMINISTRATIVE CHARGES

ANNUAL ADMINISTRATION FEE. On each Contract Anniversary prior to and including the Maturity Date, and upon surrender of a Contract or on the Maturity Date (other than on a Contract Anniversary), we deduct from the Contract Account Value an Annual Administration Fee of $30 for our administrative expenses relating to the Contract. The charge is deducted from each Subaccount and the Guaranteed Account based on the proportion that the value in each account bears to the total Contract Account Value. Some states may limit the amount of the Annual Administration Fee. No Annual Administration Fee is payable during the annuity period.

ASSET-BASED ADMINISTRATION CHARGE. To compensate us for costs associated with administration of the Contracts, prior to the Maturity Date we deduct a daily asset-based administration charge from the assets of the Variable Account equal to an annual rate of 0.15%.

The Contracts are administered by NLICA pursuant to a Service Agreement between NLICA and ourselves. Under the agreement, NLICA also maintains records of transactions relating to the Contracts and provides other services.

TRANSFER PROCESSING FEE. The first twelve transfers during each Contract Year are free. A $25 Transfer Processing Fee will be assessed for each additional transfer during such Contract Year. For the purpose of assessing the fee, each Notice of transfer is considered to be one transfer, regardless of the number of Subaccounts or accounts affected by the transfer. The Transfer Processing Fee will be deducted from the amount being transferred. We do not assess a transfer charge for systematic transfers, including Dollar Cost Averaging, Earnings Sweep Program, and Automatic Asset Rebalancing. We do not expect a profit from this fee.

MORTALITY AND EXPENSE RISK CHARGE

To compensate us for assuming mortality and expense risks, prior to the Maturity Date we deduct a daily Mortality and Expense Risk Charge from the assets of the Variable Account. We will impose a charge in an amount that is equal to an annual rate of 1.25% (daily rate of .00342466%) (approximately 0.70% for mortality risk and 0.55% for expense risk).

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in a Contract are established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk we assume also includes a guarantee to pay a death benefit if the Annuitant dies before the Maturity Date. The expense risk we assume is the risk that the Surrender Charges, Administration Fees, and Transfer Processing Fees may be insufficient to cover our actual expenses. If there are any profits from fees and charges deducted under the Contract, including but not limited to mortality and expense risk charges, these profits could be used to finance the distribution of the Contracts.

SHORT-TERM TRADING FEES

Some Portfolios may assess (or reserve the right to assess) a short-term trading fee (or "redemption fee") in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to the Subaccount.

Short-Term Trading Fees are intended to compensate the Portfolio (and Owners with interests allocated in the Portfolio) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-Term Trading Fees are not intended to affect the large majority of Owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any Portfolio available in conjunction with the Contracts will equal 1% of the amount determined to be engaged in short-term trading. Short-Term Trading Fees will only apply to those Subaccounts corresponding to Portfolios that charge such fees (see the Portfolio prospectus). Any Short-Term Trading fees paid are retained by the Portfolio, not by us, and are part of the Portfolio's assets. Owners are responsible for monitoring the length of time allocations are held in any particular Portfolio. We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

For a complete list of the Portfolios offered under the Contract that assess (or reserve the right to assess) a Short-Term Trading Fee, please see the Fee Table earlier in this prospectus.

If a redemption fee is assessed, the Portfolio will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the Short-Term Trading Fee on to the specific Owner that engaged in short-term trading by deducting an amount equal to the redemption fee from that Owner's Subaccount value. All such fees will be remitted to the Portfolio; none of the fee proceeds will be retained by us or the Variable Account.

When multiple premiums (or exchanges) are made to a Subaccount that is subject to Short-Term Trading Fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the Short-Term Trading Fees. Transactions that are not subject to Short-Term Trading Fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging and Automatic Asset Rebalancing;

o    Contract loans or surrenders, including CDSC-free withdrawals;

o    transfers made upon annuitization of the Contract;

o    surrenders of annuity units to make annuity payments; or

o    surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available Portfolios may be added as investment options under the Contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new premium allocations and exchange reallocations to the Portfolios in question may be limited to the new share class.

INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE PORTFOLIOS

Because the Variable Account purchases shares of the Portfolios, the performance of each Subaccount reflects the deduction of investment advisory fees and other expenses incurred by the Portfolios. For each Portfolio, an investment adviser is paid a fee that is a percentage of a Portfolio's average daily net assets, and thus the actual fee paid depends on the size of the Portfolio. Each Portfolio also pays most or all of its operating expenses. See the accompanying current prospectuses for the Portfolios for further details.

PREMIUM TAXES

Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates are subject to change from time to time by legislative and other governmental action and currently range from 0.0% to 4.0%. In addition, other governmental units within a state may levy these taxes.

The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, they will be deducted, depending on when the taxes are paid to the taxing authority, either (1) from premiums as they are received; or (2) from the Contract proceeds upon withdrawal or surrender, application of the proceeds to a Payment Option, or payment of death benefit proceeds.

OTHER TAXES

Currently, we do not make a charge against the Variable Account for federal, state or local taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any federal income tax liability to us. Charges for other taxes attributable to the Variable Account, if any, may also be made.

CHARGE DISCOUNTS FOR SALES TO CERTAIN CONTRACTS

The Contract is available for purchase by individuals, corporations, and other groups. We may reduce or waive certain charges (Surrender Charge, Annual Administration Fee, or other charges) where the size or nature of such sales results in savings to us with respect to sales, administrative, or other costs. We also may reduce or waive charges on Contracts sold to officers, directors, and employees of NLACA or its affiliates. The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.

Generally, we reduce or waive charges based on a number of factors, including:

o    the number of Contract Owners;

o    the size of the group of purchasers;

o    the total premium expected to be paid;

o    total assets under management for the Contract Owner;

o    the purpose for which the Contracts are being purchased;

o    the expected persistency of individual Contracts; and

o any other circumstances which are rationally related to the expected reduction in expenses.

Reductions or waivers of charges will not discriminate unfairly among Contract Owners.

                                 PAYMENT OPTIONS

The Contract ends on the Maturity Date. At that time the Contract Account Value will be applied to purchase a Payment Option, unless you elect to receive the Surrender Value in a single sum. If your election of a Payment Option has not been filed at our Service Center by the Maturity Date, the proceeds will be paid as a life annuity under Option B, described below.

Before the Maturity Date, you can have the Surrender Value applied under a Payment Option. In addition, a Beneficiary can have the death benefit applied under a Payment Option, unless you have already selected a Payment Option for the Beneficiary. Any premium tax applicable will be deducted from the Surrender Value or the Contract Account Value at the time payments commence.

Your Contract must be surrendered so that the applicable amount can be paid in a lump sum or a supplemental contract for the applicable Payment Option can be issued. We also reserve the right to require satisfactory evidence of the identity, birth date, and sex of any Annuitant, and satisfactory evidence that any Annuitant is still alive. Before making each annuity payment under a life-contingent Payment Option, we reserve the right to require satisfactory evidence that any Annuitant is still alive.

The available Payment Options are described below. The Payment Options are fixed, which means that each option has a fixed and guaranteed amount to be paid during the annuity period that is not in any way dependent upon the investment experience of the Variable Account.

ELECTION OF PAYMENT OPTIONS

A Payment Option may be elected, revoked, or changed at any time before the Maturity Date while the Annuitant is living. If the Payee is other than the Owner, the election of a Payment Option requires our consent. If an election is not in effect at the Annuitant's death, or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options after the death of the Annuitant.

An election of option and any revocation or change must be made by Notice. Notice must be filed with our Service Center.

An option may not be elected if any periodic payment under the election would be less than $50. Subject to this condition, payments may be made annually, semi-annually, quarterly, or monthly and are made at the beginning of the period.

In addition, instead of choosing one of the Payment Options listed below, you may elect to receive payments in any other manner that is acceptable to us and permissible under applicable law.

DESCRIPTION OF PAYMENT OPTIONS

OPTION A - LIFE ANNUITY OPTION. Under this Payment Option, payments are made in equal amounts each month during the Payee's lifetime with payments ceasing with the last payment prior to the death of the Payee. No amounts are payable after the Payee dies. Therefore, if the Payee dies immediately following the date of the first payment, the Payee will receive one monthly payment only.

OPTION B - LIFE ANNUITY OPTION WITH 10 YEARS GUARANTEED. Under this Payment Option, payments are made in equal amounts each month during the Payee's lifetime with the guarantee that payments will be made for a period of not less than ten years. Under this option, if any Beneficiary dies while receiving payment, the present value of the current dollar amount on the date of death of any remaining guaranteed payments will be paid in one sum to the executors or administrators of the Beneficiary unless otherwise provided in writing.

Calculation of this present value will be at 3% which is the rate of interest assumed in computing the amount of annuity payments.

The amount of each payment will be determined from the tables in the Contract which apply to either Option A or Option B based upon the Payee's age and sex. If the Contract is sold in a group or employer-sponsored arrangement, the amount of the payments will be based on the Payee's age only. Age is determined from the nearest birthday at the due date of the first payment.

ALTERNATE INCOME OPTION. Instead of the above Payment Options, the Contract Account Value, Surrender Value, or death benefit, as applicable, may be settled under an alternate income option based on our single premium immediate annuity rates in effect at the time of settlement. These rates will be adjusted so that the first payment will be made immediately (at the beginning of the first month, rather than at the end of the month) which will result in receipt of one additional payment. These rates are 4% higher than our standard immediate annuity rates.

                            YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS

We may advertise the "yield" and "effective yield" for the Money Market Subaccount. Yield and effective yield are annualized, which means that it is assumed that the Portfolio generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Portfolio's Accumulation Units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUBACCOUNTS

We will advertise historical performance of the Subaccounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Subaccount has been available in the Variable Account for less than one year, the performance information for that Subaccount is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the Contract charges, the Annual Administration Fee, and the Surrender Charge schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the Contract. The expense assumptions will be stated in the advertisement.

                               FEDERAL TAX STATUS

--------------------------------------------------------------------------------
     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE.
--------------------------------------------------------------------------------

INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your tax adviser for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or how they may be interpreted by the Internal Revenue Service (the "IRS"). Furthermore, no attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

The Contract may be purchased on a tax-qualified basis or on a non-tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments consist solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under sections 401(a), 403(b), 408 or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on NLACA's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants, Beneficiaries, and Payees are responsible for determining that contributions, distributions, and other transactions with respect to the Contracts comply with applicable law. Therefore, purchasers of Qualified Contracts should seek tax advice regarding the suitability of a Contract for their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of the Variable Account be "adequately diversified" in order for the Contract to be treated as an annuity contract for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the variable account supporting their contracts because of their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of an Owner to allocate premium payments and transfer Contract Account Value, have not been explicitly addressed in published rulings. While we believe that the Contract does not give Owners investment control over Variable Account assets, we reserve the right to modify the Contract as necessary to prevent an Owner from being treated as the owner of the Variable Account assets supporting the Contract.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified contract to contain certain provisions specifying how the owner's interest in the contract will be distributed in the event of the owner's death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review these provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAXATION OF ANNUITIES - IN GENERAL

We believe that if an Owner is a natural person, the Owner generally will not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, an agreement to assign or pledge any portion of the Contract Account Value and, in the case of a Qualified Contract, any portion of an interest in a retirement plan generally is treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. The Owner of a Contract who is not a natural person generally must include in income any increase in the excess of the Contract Account Value over the "investment in the Contract" (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

WITHDRAWALS AND SURRENDERS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Account Value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

PENALTY TAX ON CERTAIN WITHDRAWALS AND SURRENDERS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

o    made on or after the taxpayer reaches age 59 1/2;

o    made on or after the death of an Owner;

o    attributable to the taxpayer's becoming disabled; or

o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the Payment Option elected under a Contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow an Owner to recover his or her investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once an investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of the Owner's or Annuitant's death. Generally, these amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, the amounts are taxed in the same manner as a surrender of the Contract; or (2) if distributed under a Payment Option, the amounts are taxed in the same way as annuity payments.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant or Payee other than the Owner, the selection of certain Maturity Dates, or the exchange of a Contract may result in tax consequences to an Owner that are not discussed here. An Owner contemplating any transfer, assignment, designation, or exchange should consult a tax adviser as to these tax consequences.

CHARITABLE REMAINDER TRUST RIDER. Issues arising in connection with the ownership of certain annuity contracts by charitable remainder trusts are currently under extensive review by the IRS. You should consult a competent legal or tax adviser before arranging for the purchase of a Contract and/or Charitable Remainder Trust Rider by, or transfer of a Contract and/or Charitable Remainder Trust Rider to, a charitable remainder trust.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by NLACA (or its affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified retirement plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with qualified retirement plans. Owners, Annuitants, Beneficiaries, and Payees are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of any plan to the extent these terms and conditions contradict the Contract.

The Owner may wish to consult a tax adviser regarding the use of the Contract within a qualified retirement plan or in connection with other employee benefit plans or arrangements that receive favorable tax treatment, since many plans or arrangements provide the same type of tax deferral as provided by the Contract. The Contract provides a number of extra benefits and features not provided by employee benefit plans or arrangements alone, although there are costs and expenses under the Contract related to these benefits and features. Owners should carefully consider these benefits and features in relation to their costs as they apply to the Owner's particular situation. Further, Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. An Owner should refer to his or her retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

DISTRIBUTIONS. Annuity payments under a Qualified Contract are generally taxed in a manner similar to a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the relationship between the Owner's investment in the Contract to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, however, the investment in the Contracts will generally be zero unless nondeductible or after-tax contributions have previously been made to the relevant qualified plan or employer contributions or investment earnings have been previously includible in income of the employee.

Brief descriptions follow of different types of qualified retirement plans that may be used in connection with a Contract. We will endorse the Contract as necessary to conform it to the requirements of a plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if a Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all applicable legal requirements prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent tax advice.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." There are legal limitations on the amount of the premiums or contributions under the IRA, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. Distributions, other than distributions of non-deductible contributions, are subject to income tax, and a 10% penalty tax is imposed on distributions before age 59 1/2, unless an exception applies. Certain small employers may establish SIMPLE IRA plans that allow employees to defer a percentage of their compensation up to a specified annual amount and employers to make matching or non-elective contributions to SIMPLE IRAs on behalf of their employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain restrictions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax. Distributions before age 59 1/2 in the first two years of a SIMPLE IRA are, unless an exception applies, subject to a 25% penalty tax, and special restrictions apply to rollovers and transfers from SIMPLE IRAs. Employers may also establish simplified employee pension (SEP) plans to make IRA contributions on behalf of their employees. The Code may impose additional restrictions on IRAs, SIMPLE IRAs, and SEP IRAs.

ROTH IRAS. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. "Qualified distributions" from a Roth IRA, as well as distributions which are the return of the owner's contributions to the Roth IRA, are generally not subject to tax. "Qualified distributions" are distributions that satisfy a five-year holding period and are made: (1) after the owner reaches age 59 1/2; (2) to the beneficiary of the owner after the owner's death;
(3) on account of the owner's disability; or (4) to pay for first-time home-buying expenses. Federal income tax, as well as a 10% penalty tax, will generally apply to distributions that are not "qualified distributions."

TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.

The following amounts may not be distributed from Code section 403(b) annuity contracts prior to the employee's death, attainment of age 59 1/2, separation from service, disability, or financial hardship: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. In addition, earnings on amounts described in (2) or (3) above may not be distributed in the case of hardship.

DEATH BENEFITS. The Contract includes a death benefit that in some cases may exceed the greater of premiums paid or the Contract Account Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser. In addition, the IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

FOREIGN TAX CREDITS

To the extent that any underlying eligible Portfolio makes the appropriate election, certain foreign taxes paid by the Portfolio will be treated as being paid by us, and we may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to Contract Owners.

WITHHOLDING

Distributions from a Contract generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. Generally, an eligible rollover distribution is a distribution from these plans, except for certain distributions such as minimum distributions required by the Code, certain after-tax contributions, distributions paid in the form of an annuity, and certain hardship withdrawals. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to a section 401(a), section 403(b), or governmental section 457 plan or to an IRA.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contract are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A tax adviser should be consulted for further information.

                            DISTRIBUTION OF CONTRACTS

The Contracts are no longer offered to the public. Applications for Contracts were solicited by agents who are licensed by applicable state insurance authorities and authorized by us to sell the Contracts, and who are registered representatives of 1717 or other broker/dealers. 1717 is a wholly-owned indirect subsidiary of NLICA and is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer. 1717 is also a member of the NASD.

1717 acts as the principal underwriter, as defined in the 1940 Act, of the Contracts pursuant to an Underwriting Agreement between 1717 and ourselves. 1717's principal business address is Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850. The Contracts may also have been sold through other broker-dealers registered under the Securities Exchange Act of 1934 that have a selling agreement with 1717 or have a selling agreement with another broker-dealer that has a selling agreement with 1717. 1717 received $21,289,040, $24,720,887, and $31,829,824 during 2003, 2002, and 2001, respectively, as principal underwriter of the Contracts and of other variable annuity contracts and variable life insurance policies offered by NLACA and its affiliates. 1717 did not retain any compensation as principal underwriter during the past three fiscal years.

More information about 1717 and its registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation that includes information describing its Public Disclosure Program.

THE CONTRACT IN GENERAL

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, NLACA has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. The various contract charges are assessed in order to compensate NLACA for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES. NLACA pays commissions to the firms that sell the contracts. The maximum gross commission that NLACA will pay on the sale of the contracts is 7% of premium. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. NLACA may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, NLACA may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market NLACA's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of NLACA's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Portfolios. The Portfolios incur expense each time they sell, administer, or redeem their shares. The Variable Account (established and administered by NLACA or an affiliate) aggregates all Contract Owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the Portfolio each day. Thus, from the Portfolio's standpoint, the Variable Account is a single shareholder. When the Variable Account aggregates transactions, the Portfolio is relieved of incurring the expense of processing individual transactions. The expense is incurred by NLACA or an affiliate.

NLACA also pays the costs of selling the contract (as discussed above), which benefits the Portfolios by providing Contract Owners with access to the Subaccounts that correspond to the Portfolios.

The Portfolios understand and acknowledge the value of these services provided by NLACA. Accordingly, the Portfolios pay NLACA (or an affiliate) a fee for some of the distribution and operational services that NLACA provides (and related costs incurred). These payments may be made pursuant to a Portfolio's 12b-1 plan, in which case they are deducted from Portfolio assets. Alternatively, such payments may be made pursuant to service/administration agreements between NLACA (or a NLACA affiliate) and the Portfolio's adviser (or an affiliate), in which case payments are typically made from assets outside of the Portfolio assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the Portfolio.

NLACA took into consideration the anticipated payments from Portfolios when it determined the charges that would be assessed under the Contract. Without these payments, Contract charges would be higher. Only those Portfolios that agree to pay Nationwide a fee will be offered in the Contract.

PROFITABILITY. NLACA does consider profitability when determining the charges in the Contract. In early Contract years, NLACA does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. NLACA does, however, anticipate earning a profit in later Contract years. In general, NLACA's profit will be greater the higher the investment return and the longer the Contract is held.

                                LEGAL PROCEEDINGS

NLACA and/or its parent company, Nationwide Life Insurance Company of America, are a party to litigation and arbitration proceedings in the ordinary course of their business.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

NLICA is a defendant in a class action originally filed on or about January 11, 1999 entitled Butler v. Provident Mutual Life Insurance Company. That class action challenged the plan of Provident Mutual Life Insurance Company ("Provident") to convert from a mutual life insurance company into a stock life insurance company owned by a mutual holding company. After the Court entered an order on September 16, 1999 enjoining the completion of this plan without further disclosures to policyholders, the plaintiffs filed an amended complaint in the summer of 2002 demanding that Provident consummate a proposed sponsored demutualization with NLICA.

NLICA is a nominal defendant in a derivative suit filed on or about July 10, 2000 entitled Provident Mutual Life Insurance Company derivatively by Smith v. Kloss. Plaintiffs claim that Provident's directors breached their fiduciary duties and should be compelled to pursue a demutualization of Provident.

The parties to the Butler and Smith cases entered into a stipulation of settlement dated October 9, 2002 and the Court granted preliminary approval of that settlement on October 10, 2002. Under that stipulation of settlement, the parties have agreed to a resolution of all the class and derivative claims asserted in both actions. The Court held a fairness hearing on the settlement on December 17, 2002. The deadline for objections was extended until January 20, 2003. The court made its ruling and NLICA paid the plaintiffs' legal fees and expenses. One objector has filed an appeal from the ruling. On December 2, 2003 the parties signed a stipulation discontinuing the appeal of this case with prejudice.

NLICA is a nominal defendant in a derivative suit entitled Chartener v. Provident Mutual Life Insurance Company, et. al. The plaintiff seeks to represent similarly situated policyholders and claims that the former officers and directors of Provident violated their fiduciary duties and the Pennsylvania Mutual-to-Stock Conversion Act because the fees paid to them as a result of the demutualization of Provident were allegedly excessive and wasteful. On October 21, 2003 the court granted NLICA's motion to stay for a period of 180 days. By Order dated December 29, 2003, the Court lifted the stay at the request of the parties in light of the dismissal of the appeal in the Butler and Smith actions. After supplemental briefing, the Court will consider the motion to dismiss the Chartener action previously submitted by the defendants.

There can be no assurance that any such litigation will not have a material adverse effect on NLACA or NLICA in the future.

The general distributor, 1717, is not engaged in any litigation of any material nature.

                             VOTING PORTFOLIO SHARES

Even though we are the legal owner of the Portfolio shares held in the Subaccounts, and have the right to vote on all matters submitted to shareholders of the Portfolios, we will vote the shares as Owners instruct, so long as required by law.

We will calculate the number of votes you may vote separately for each Subaccount. This amount may include fractional votes. The number of votes attributable to a Subaccount will be determined by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. You hold this voting interest in each Subaccount to which your Variable Account Value is allocated. Your voting interest terminates on the Maturity Date or surrender of the Contract.

The number of votes of a Portfolio you may vote will be determined as of the record date. Before a vote of a Portfolio's shareholders occurs, you will receive voting materials. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of Portfolio shares that corresponds to the amount of Contract Account Value you have in that Portfolio (as of a date set by the Portfolio).

If we do not receive voting instructions from you on time, we will vote your shares in the same proportion as the timely voting instructions we receive from other Owners. Should federal securities laws, regulations, or interpretations change, we may elect to vote Portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, under certain circumstances we may disregard certain Owner voting instructions. If we disregard voting instructions, we will send you a summary in the next annual report to Owners advising you of the action and the reasons we took such action.

Portfolio shares held by us in a Subaccount as to which Owners do not have a voting interest will be voted in proportion to the voting instructions we receive from Owners with respect to the shares they do vote. If you instruct us to abstain on any item to be voted upon, we will apply your abstention instruction on a pro rata basis to reduce the votes eligible to be cast by us.

                              FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Variable Account are contained in the SAI. Our financial statements should be distinguished from the Variable Account's financial statements and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Contracts. For a free copy of these financial statements and/or the SAI, please call or write to us at our Service Center.

              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

Additional Contract Provisions.................................................2
     The Contract
     Incontestability
     Misstatement of Age or Sex
     Non-Participation
Standard & Poor's..............................................................2
Safekeeping of Account Assets..................................................2
State Regulation...............................................................3
Records and Reports............................................................3
Experts........................................................................3
Other Information..............................................................3
Financial Statements...........................................................4

                        APPENDIX A: PORTFOLIO INFORMATION

The Portfolios listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each Portfolio for more detailed information.

DREYFUS VARIABLE INVESTMENT FUND - GROWTH AND INCOME PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth, current income and growth of income.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED CAPITAL INCOME FUND II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income and moderate capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II ASSET MANAGER PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS
IV Effective May 1, 2004, this Portfolio is not available to receive transfers or new premium.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND - CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT EQUITY 500 INDEX FUND: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     SsgA Funds Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partner, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

PIMCO ADVISORS VIT - OPCAP EQUITY PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OpCap Advisors LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

PIMCO ADVISORS VIT - OPCAP MANAGED PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OpCap Advisors LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital over time.
------------------------------------------------ -----------------------------------------------------------------------------------

PIMCO ADVISORS VIT - OPCAP SMALL CAP PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OpCap Advisors LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

SCUDDER VARIABLE SERIES I - BOND PORTFOLIO: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Deutsche Investment Management Americas Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            A high level of income consistent with a high quality portfolio of debt securities.
------------------------------------------------ -----------------------------------------------------------------------------------

SCUDDER VARIABLE SERIES I - GROWTH AND INCOME PORTFOLIO: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Deutsche Investment Management Americas Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital, current income and growth of income.
------------------------------------------------ -----------------------------------------------------------------------------------

SCUDDER VARIABLE SERIES I - INTERNATIONAL PORTFOLIO: CLASS A
Effective May 1, 2004, this Portfolio is not available to receive transfers or new premium.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Deutsche Investment Management Americas Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS
This Portfolio is only available for contracts issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC. - STRONG MID CAP GROWTH FUND II: INVESTOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE BOND FUND: INITIAL CLASS
Effective May 1, 2004, this Portfolio is not available to receive transfers or new premium.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE BOND FUND: CLASS R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
------------------------------------------------ -----------------------------------------------------------------------------------
This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: INITIAL CLASS
Effective May 1, 2004, this Portfolio is not available to receive transfers or new premium.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: CLASS R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: INITIAL CLASS
Effective May 1, 2004, this Portfolio is not available to receive transfers or new premium.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: CLASS R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------
This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE REAL ESTATE FUND: INITIAL CLASS
Effective May 1, 2004, this Portfolio is not available to receive transfers or new premium.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE REAL ESTATE FUND: CLASS R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.
------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

                        APPENDIX B: FINANACIAL HIGHLIGHTS

The following condensed financial information is derived from the financial statements of the Variable Account as of December 31, 2003. The data should be read in conjunction with the financial statements, related notes, and other financial information included in the SAI under the caption "Financial Statements."

As used in this appendix, the term "Period" is defined as a complete calendar year.

The following Subaccounts were added to the Variable Account effective May 1, 2004: GVIT - Dreyfus GVIT International Value Fund: Class III, Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R, Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R, and Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Class R. Therefore, no financial information is available.

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
              SUBACCOUNT                ACCUMULATION UNIT     ACCUMULATION      PERCENT CHANGE    NUMBER OF UNITS        PERIOD
                                             VALUE AT         UNIT VALUE AT    IN ACCUMULATION     OUTSTANDING AT
                                           BEGINNING OF       END OF PERIOD         VALUE          END OF PERIOD
                                              PERIOD
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
Dreyfus Socially Responsible Growth            705.82             877.01             24.25%           8,013.00            2003
Fund, Inc: Initial Shares                    1,007.39             705.82            -29.94%          10,012.14            2002
                                             1,319.54           1,007.39            -23.66%          15,381.13            2001
                                             1,503.98           1,319.54            -12.26%          19,228.81            2000
                                             1,172.49           1,503.98             28.27%          15,371.49            1999
                                               918.99           1,172.49             27.58%           9,357.48            1998
                                               725.61             918.99             26.65%           5,878.19            1997
                                               607.04             725.61             19.53%           2,403.71            1996
                                               500.00             607.04             21.41%             211.32            1995
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
Dreyfus Variable Investment Fund               729.43             910.42             24.81%           7,826.00            2003
-Growth and Income Portfolio: Initial          990.64             729.43            -26.37%          10,056.19            2002
Shares                                       1,067.04             990.64             -7.16%          15,843.85            2001
                                             1,124.52           1,067.04             -5.11%          19,270.14            2000
                                               975.63           1,124.52             15.26%          20,385.92            1999
                                               884.85             975.63             10.26%          20,073.85            1998
                                               772.15             884.85             14.60%          19,203.03            1997
                                               648.54             772.15             19.06%          16,123.15            1996
                                               500.00             648.54             29.71%           3,543.50            1995
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
Federated Insurance Series -                   752.68             759.78              0.94%          20,443.00            2003
Federated Fund for U.S. Government             700.02             752.68              7.52%          29,971.17            2002
Securities II                                  663.18             700.02              5.56%          23,447.69            2001
                                               606.11             663.18              9.42%          15,436.06            2000
                                               618.36             606.11             -1.98%          17,731.89            1999
                                               582.47             618.36              6.16%          15,015.43            1998
                                               544.01             582.47              7.07%           6,129.09            1997
                                               529.49             544.01              2.74%           3,591.63            1996
                                               500.00             529.49              5.90%             888.69            1995
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
Federated Insurance Series -                   510.01             606.88             18.99%           4,442.00            2003
Federated Capital Income Fund II               679.68             510.01            -24.96%           5,406.24            2002
                                               799.54             679.68            -14.99%           7,754.92            2001
                                               890.32             799.54            -10.20%           9,670.52            2000
                                               886.67             890.32              0.41%          11,493.39            1999
                                               789.26             886.67             12.34%          11,449.65            1998
                                               632.04             789.26             24.88%           6,448.18            1997
                                               574.58             632.04             10.00%           4,346.85            1996
                                               500.00             574.58             14.91%           1,076.36            1995
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
              SUBACCOUNT                ACCUMULATION UNIT     ACCUMULATION      PERCENT CHANGE    NUMBER OF UNITS        PERIOD
                                             VALUE AT         UNIT VALUE AT    IN ACCUMULATION     OUTSTANDING AT
                                           BEGINNING OF       END OF PERIOD         VALUE          END OF PERIOD
                                              PERIOD
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
Fidelity VIP Fund - VIP Equity-Income          958.52           1,231.89             28.52%          35,501.00            2003
Portfolio: Initial Class                     1,170.39             958.52            -18.10%          44,953.92            2002
                                             1,248.84           1,170.39             -6.28%          59,577.21            2001
                                             1,168.00           1,248.84              6.92%          69,141.27            2000
                                             1,113.96           1,168.00              4.85%          85,196.19            1999
                                             1,011.99           1,113.96             10.08%          78,563.14            1998
                                               801.08           1,011.99             26.33%          73,730.38            1997
                                               710.92             801.08             12.68%          61,560.52            1996
                                               533.64             710.92             33.22%          38,336.60            1995
                                               505.43             533.64              5.58%          16,111.04            1994
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
Fidelity VIP Fund - VIP Growth                 829.61           1,086.82             31.00%          48,270.00            2003
Portfolio: Initial Class                     1,203.71             829.61            -31.08%          59,175.89            2002
                                             1,482.40           1,203.71            -18.80%          86,316.92            2001
                                             1,688.61           1,482.40            -12.21%         103,766.67            2000
                                             1,245.95           1,688.61             35.53%          95,738.72            1999
                                               905.80           1,245.95             37.55%          74,160.15            1998
                                               743.89             905.80             21.77%          67,965.10            1997
                                               657.74             743.89             13.10%          59,854.74            1996
                                               492.73             657.74             33.49%          34,695.62            1995
                                               499.75             492.73             -1.40%          19,272.81            1994
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
Fidelity VIP Fund - VIP High Income            538.18             675.40             25.50%          12,347.00            2003
Portfolio: Initial Class                       527.60             538.18              2.01%          15,598.35            2002
                                               606.18             527.60            -12.96%          20,254.53            2001
                                               792.88             606.18            -23.55%          24,842.92            2000
                                               743.43             792.88              6.65%          28,780.47            1999
                                               788.02             743.43             -5.66%          26,474.33            1998
                                               679.15             788.02             16.03%          21,860.95            1997
                                               604.03             679.15             12.44%          14,990.01            1996
                                               507.88             604.03             18.93%           7,048.75            1995
                                               523.11             507.88             -2.91%           4,060.78            1994
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
Fidelity VIP Fund II - VIP II Asset            765.18             890.18             16.34%          21,836.00            2003
Manager Portfolio: Initial Class               850.18             765.18            -10.00%          25,260.93            2002
                                               898.97             850.18             -5.43%          36,139.08            2001
                                               948.86             898.97             -5.26%          44,911.64            2000
                                               866.16             948.86              9.55%          49,766.45            1999
                                               763.46             866.16             13.45%          42,506.75            1998
                                               641.70             763.46             18.97%          37,474.25            1997
                                               567.88             641.70             13.00%          32,768.43            1996
                                               492.38             567.88             15.33%          28,966.21            1995
                                               531.69             492.38             -7.39%          28,637.01            1994
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
Fidelity VIP Fund II - VIP II                  984.38           1,247.00             26.68%          31,165.00            2003
Contrafund Portfolio: Initial Class          1,101.22             984.38            -10.61%          39,872.63            2002
                                             1,272.63           1,101.22            -13.47%          52,788.32            2001
                                             1,382.01           1,272.63             -7.91%          64,669.78            2000
                                             1,127.92           1,382.01             22.53%          63,090.61            1999
                                               879.99           1,127.92             28.17%          46,442.16            1998
                                               718.85             879.99             22.42%          38,683.95            1997
                                               601.00             718.85             19.61%          23,454.47            1996
                                               500.00             601.00             20.02%           7,495.00            1995
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
              SUBACCOUNT                ACCUMULATION UNIT     ACCUMULATION      PERCENT CHANGE    NUMBER OF UNITS        PERIOD
                                             VALUE AT         UNIT VALUE AT    IN ACCUMULATION     OUTSTANDING AT
                                           BEGINNING OF       END OF PERIOD         VALUE          END OF PERIOD
                                              PERIOD
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
GVIT - Comstock GVIT Value Fund:               406.67             527.19             29.42%          22,805.16            2003
Class IV*                                      482.00             406.67            -15.63%          24,457.85            2002
                                               492.50             482.00             -2.13%          24,033.08            2001
                                               490.76             492.50              0.35%          30,089.95            2000
                                               490.39             490.76              0.08%          36,535.03            1999
                                               500.00             490.39             -1.92%          34,680.05            1998*
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
GVIT - Dreyfus GVIT International              709.93             969.72             36.59%          15,512.99            2003
Value Fund: Class IV*                          809.77             709.93            -12.33%          18,617.28            2002
                                               934.58             809.77            -13.35%          24,196.55            2001
                                               975.06             934.58             -4.15%          28,526.68            2000
                                               764.54             975.06             27.54%          16,594.64            1999
                                               704.02             764.54              8.60%           3,398.61            1998
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
GVIT - Gartmore GVIT Government Bond           748.98             762.04              1.74%          24,100.51            2003
Fund: Class IV*                                696.40             748.98              7.55%          28,470.01            2002
                                               657.46             696.40              5.92%          28,830.61            2001
                                               608.19             657.46              8.10%          12,975.26            2000
                                               637.92             608.19             -4.66%          10,251.06            1999
                                               597.74             637.92              6.72%           3,752.20            1998
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
GVIT - Gartmore GVIT Growth Fund:              315.65             409.97             29.88%          19,497.65            2003
Class IV*                                      445.29             315.65            -29.11%          23,759.06            2002
                                               576.76             445.29            -22.79%          28,318.04            2001
                                               721.62             576.76            -20.07%          28,248.88            2000
                                               583.02             721.62             23.77%          15,683.15            1999
                                               500.00             583.02             16.60%           2,787.56            1998*
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
GVIT - Gartmore GVIT Mid Cap Growth          1,004.03           1,374.35             36.88%          15,290.43            2003
Fund: Class IV*                              1,311.73           1,004.03            -23.46%          16,791.73            2002
                                             1,384.12           1,311.73             -5.23%          21,776.31            2001
                                             1,014.50           1,384.12             36.43%          16,069.68            2000
                                               887.21           1,014.50             14.35%           8,460.21            1999
                                               833.15             887.21              6.49%           2,343.81            1998
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
GVIT - Gartmore GVIT Money Market              661.63             657.21             -0.67%          55,908.05            2003
Fund: Class IV*                                661.98             661.63             -0.05%          93,229.01            2002
                                               647.63             661.98              2.22%         114,827.30            2001
                                               618.73             647.63              4.67%          89,779.98            2000
                                               598.06             618.63              4.67%          91,709.23            1999
                                               575.95             598.06              3.84%          61,689.14            1998
                                               554.47             575.95              3.88%          48,054.18            1997
                                               534.58             554.47              3.72%          27,336.86            1996
                                               513.30             534.58              4.14%          10,496.23            1995
                                               501.47             513.30              2.36%           3,571.24            1994
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
GVIT - Gartmore GVIT Nationwide Fund:          761.68             957.39             25.69%          32,580.03            2003
Class IV*                                    1,005.91             761.68            -24.28%          41,083.61            2002
                                             1,170.95           1,005.91            -14.09%          53,095.48            2001
                                             1,082.22           1,170.95              8.20%          20,759.97            2000
                                             1,065.67           1,082.22              1.55%          22,407.12            1999
                                               950.55           1,065.67             12.11%          22,728.56            1998
                                               775.34             950.55             22.60%          23,495.92            1997
                                               657.63             775.34             17.90%          23,424.42            1996
                                               511.45             657.63             28.58%          17,907.81            1995
                                               506.46             511.45              0.99%          15,548.80            1994
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
              SUBACCOUNT                ACCUMULATION UNIT     ACCUMULATION      PERCENT CHANGE    NUMBER OF UNITS        PERIOD
                                             VALUE AT         UNIT VALUE AT    IN ACCUMULATION     OUTSTANDING AT
                                           BEGINNING OF       END OF PERIOD         VALUE          END OF PERIOD
                                              PERIOD
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
GVIT - GVIT Equity 500 Index Fund:             971.28           1,229.14             26.55%          47,477.64            2003
Class IV*                                    1,267.94             971.28            -23.40%          61,243.69            2002
                                             1,465.42           1,267.94            -13.48%          78,359.83            2001
                                             1,636.75           1,465.42            -10.47%          16,804.68            2000
                                             1,377.32           1,636.75             18.84%          12,579.61            1999
                                             1,088.42           1,377.32             26.54%          12,301.49            1998
                                               831.78           1,088.42             30.85%          11,389.39            1997
                                               686.84             831.78             21.10%           9,335.43            1996
                                               507.68             686.84             35.29%           6,154.75            1995
                                               509.51             507.68             -0.36%           2,846.86            1994
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
GVIT - GVIT Small Cap Value Fund:              409.44             608.69             48.66%          25,045.14            2003
Class IV*                                      491.28             409.44            -16.66%          24,091.80            2002
                                               441.75             491.28             11.21%          26,966.82            2001
                                               370.54             441.75             19.22%          14,052.88            2000
                                               408.65             370.54             -9.33%          17,728.19            1999
                                               500.00             408.65            -18.27%          18,219.44            1998*
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
GVIT - GVIT Small Company Fund: Class          372.10             532.20             43.03%          21,339.69            2003
IV*                                            593.28             372.10            -37.28%          23,982.77            2002
                                               715.66             593.28            -17.10%          29,368.07            2001
                                               919.80             715.66            -22.19%          18,085.07            2000
                                               485.44             919.80             89.48%          21,753.98            1999
                                               500.00             485.44             -2.91%          18,437.76            1998*
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
GVIT - J.P. Morgan GVIT Balanced               749.72             875.09             16.72%          19,971.37            2003
Fund: Class IV*                                847.34             749.72            -11.52%          23,737.72            2002
                                               924.31             847.34             -8.33%          28,544.22            2001
                                               861.32             924.31              7.31%          90,706.06            2000
                                               866.94             861.32             -0.65%          77,880.41            1999
                                               781.27             866.94             10.96%          62,328.14            1998
                                               653.55             781.27             19.54%          45,925.41            1997
                                               592.07             653.55             10.38%          45,000.79            1996
                                               482.84             592.07             22.62%          30,689.17            1995
                                               498.70             482.84             -3.18%          16,531.43            1994
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
PIMCO Advisors VIT - OpCap Equity              920.44           1,167.00             26.79%           8,069.00            2003
Portfolio
                                             1,187.77             920.44            -22.51%          11,175.43            2002
                                             1,295.47           1,187.77             -8.31%          15,647.79            2001
                                             1,195.14           1,295.47              8.39%          15,026.58            2000
                                               625.13           1,195.14             91.18%          18,277.71            1999
                                               594.92             625.13              5.08%          17,333.39            1998
                                               553.18             594.92              7.55%          13,308.44            1997
                                               705.50             553.18            -21.59%          10,238.78            1996
                                               468.40             705.50             50.62%           7,248.38            1995
                                               498.86             468.40             -6.11%           4,419.73            1994
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
PIMCO Advisors VIT - OpCap Managed             962.36           1,155.41             20.06%          16,217.00            2003
Portfolio                                    1,174.16             962.36            -18.04%          20,803.97            2002
                                             1,252.24           1,174.16             -6.24%          28,838.33            2001
                                             1,157.06           1,252.24              8.23%          32,559.61            2000
                                               748.08           1,157.06             54.67%          42,989.61            1999
                                               641.18             748.08             16.67%          19,335.69            1998
                                               596.09             641.18              7.56%          16,570.16            1997
                                               526.65             596.09             13.19%           9,325.04            1996
                                               500.00             526.65              5.33%           1,170.05            1995
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
              SUBACCOUNT                ACCUMULATION UNIT     ACCUMULATION      PERCENT CHANGE    NUMBER OF UNITS        PERIOD
                                             VALUE AT         UNIT VALUE AT    IN ACCUMULATION     OUTSTANDING AT
                                           BEGINNING OF       END OF PERIOD         VALUE          END OF PERIOD
                                              PERIOD
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
PIMCO Advisors VIT - OpCap Small Cap           823.55           1,158.51             40.67%           8,974.00            2003
Portfolio                                    1,065.77             823.55            -22.73%          11,181.13            2002
                                               997.72           1,065.77              6.82%          18,326.99            2001
                                               701.71             997.72             42.18%          17,256.58            2000
                                               962.07             701.71            -27.06%          19,273.71            1999
                                               913.35             962.07              5.33%          22,590.73            1998
                                               709.94             913.35             28.65%          17,259.20            1997
                                               589.44             709.94             20.44%           6,349.82            1996
                                               504.88             589.44             16.75%             978.99            1995
                                               498.94             504.88              1.19%          15,233.99            1994
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
Scudder Variable Series I - Bond               736.87             763.41              3.60%          11,691.00            2003
Portfolio: Class A                             694.12             736.87              6.16%          15,167.76            2002
                                               665.72             694.12              4.27%          19,209.76            2001
                                               610.50             665.72              9.05%          17,108.31            2000
                                             1,181.96             610.50            -48.35%          19,173.00            1999
                                             1,071.54           1,181.96             10.30%          19,823.89            1998
                                               858.13           1,071.54             24.87%          19,067.19            1997
                                               572.66             858.13             49.85%          12,563.72            1996
                                               515.26             572.66             11.14%          11,392.30            1995
                                               503.29             515.26              2.38%           2,813.10            1994
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
Scudder Variable Series I - Growth             644.16             805.07             24.98%           8,031.00            2003
and Income Portfolio: Class A                  849.87             644.16            -24.20%          10,894.13            2002
                                               971.53             849.87            -12.52%          15,294.13            2001
                                             1,006.14             971.53             -3.44%          18,856.97            2000
                                               724.89           1,006.14             38.80%          21,851.23            1999
                                               808.05             724.89            -10.29%          22,809.77            1998
                                               670.35             808.05             20.54%          22,411.36            1997
                                               724.69             670.35             -7.50%          16,021.07            1996
                                               503.97             724.69             43.80%          27,336.42            1995
                                               516.26             503.97             -2.38%           8,553.37            1994
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
Scudder Variable Series I                      482.70             608.08             25.97%          12,046.00            2003
-International Portfolio: Class A              599.65             482.70            -19.50%          15,516.05            2002
                                               880.78             599.65            -31.92%          21,235.54            2001
                                             1,140.30             880.78            -22.76%          25,400.54            2000
                                             1,117.54           1,140.30              2.04%          20,743.49            1999
                                             1,057.94           1,117.54              5.63%          53,641.58            1998
                                               877.27           1,057.94             20.59%          54,119.40            1997
                                               545.82             877.27             60.73%          43,626.63            1996
                                               500.00             545.82              9.16%           6,615.25            1995
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
Strong Opportunity Fund II, Inc.:               338.72            457.62             35.10%           8,074.00            2003
Investor Class                                  467.70            338.72            -27.58%           8,993.72            2002
                                                494.33            467.70             -5.39%           9,045.06            2001
                                                500.00            494.33             -1.13%           2,626.72            2000
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
Strong Variable Insurance Funds, Inc.           175.19            231.87             32.35%          18,298.00            2003
- Strong Mid Cap Growth Fund II:                284.48            175.19            -38.42%          20,330.30            2002
Investor Class                                  416.75            284.48            -31.74%          22,188.40            2001
                                                500.00            416.75            -16.65%          17,120.70            2000
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
              SUBACCOUNT                ACCUMULATION UNIT     ACCUMULATION      PERCENT CHANGE    NUMBER OF UNITS        PERIOD
                                             VALUE AT         UNIT VALUE AT    IN ACCUMULATION     OUTSTANDING AT
                                           BEGINNING OF       END OF PERIOD         VALUE          END OF PERIOD
                                              PERIOD
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
Van Eck Worldwide Insurance Trust -             603.49            703.19             16.52%           5,945.00            2003
Worldwide Bond Fund: Initial Class              503.05            603.49             19.97%           6,889.96            2002
                                                537.64            503.05             -6.43%           3,301.46            2001
                                                535.14            537.64              0.47%           3,276.04            2000
                                                345.27            535.14             54.99%           3,677.74            1999
                                                500.00            345.27            -30.95%             791.04            1998
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
Van Eck Worldwide Insurance Trust -             312.00            474.40             52.05%          15,086.00            2003
Worldwide Emerging Markets Fund:                325.87            312.00             -4.26%          16,400.38            2002
Initial Class                                   336.57            325.87             -3.18%          17,790.10            2001
                                                587.10            336.57            -42.67%          20,032.46            2000
                                                297.26            587.10             97.50%          11,368.57            1999
                                                500.00            297.26            -40.55%           1,094.81            1998
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
Van Eck Worldwide Insurance Trust -             382.88            547.76             43.06%           5,592.00            2003
Worldwide Hard Assets Fund: Initial             399.66            382.88             -4.20%           3,864.55            2002
Class                                           452.62            399.66            -11.70%           1,937.98            2001
                                                411.96            452.62              9.87%           2,549.36            2000
                                                588.75            411.96            -30.03%           1,882.22            1999
                                                500.00            588.75             17.75%             430.59            1998
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------
Van Eck Worldwide Insurance Trust -             471.12            624.86             32.63%           3,365.00            2003
Worldwide Real Estate Fund: Initial             500.20            471.12             -5.81%           4,223.88            2002
Class                                           481.58            500.20              3.87%           2,811.44            2001
                                                411.36            481.58             17.07%           2,316.90            2000
                                                425.72            411.36             -3.37%           1,158.87            1999
                                                500.00            425.72            -14.85%             396.85            1998
--------------------------------------- ------------------- ------------------ ----------------- ------------------- ---------------

*Effective following the close of business on April 25, 2003, The Market Street Fund merged with and into Gartmore Variable Insurance Trust. The values in the table for Periods prior to the close of business on April 25, 2003 reflect investment in the Market Street Fund Portfolios. In addition, with regard to the GVIT - GVIT Equity 500 Index Fund Subaccount, because shares of the Market Street Fund - Equity 500 Index Portfolio were substituted for shares of the Fidelity VIP Fund - VIP Index 500 Portfolio on February 7, 2000, the values in the table for periods prior to this substitution reflect investment in the Fidelity VIP Fund - VIP Index 500 Portfolio.